united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08542

Saratoga Advantage Trust

(Exact name of registrant as specified in charter)

1616 N. Litchfield Rd., Suite 165, Goodyear, AZ 85395

(Address of principal executive offices) (Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 623-266-4567

Date of fiscal year end: 8/31

Date of reporting period: 11/30/16

Item 1. Schedule of Investments.

SCHEDULES OF INVESTMENTS
SARATOGA LARGE CAPITALIZATION VALUE PORTFOLIO (Unaudited)
November 30, 2016

Shares		Value
	COMMON STOCK - 99.8%
	AIRLINES - 4.0%
16,150	Delta Air Lines, Inc.	$778,107

	BANKS - 3.5%
4,300	SVB Financial Group *	679,529

	BIOTECHNOLOGY - 4.6%
7,700	Celgene Corp. *	912,527

	BUILDING MATERIALS - 3.2%
6,384	Eagle Materials, Inc.	620,525

	CHEMICALS - 3.2%
11,450	Dow Chemical Co.	637,994

	COMMERCIAL SERVICES - 4.6%
21,100	AerCap Holdings NV *	904,135

	DISTRIBUTION/WHOLESALE - 3.9%
19,350	HD Supply Holdings, Inc. *	759,294

	DIVERSIFIED FINANCIAL SERVICES - 5.1%
10,425	Discover Financial Services	706,502
8,625	Synchrony Financial	298,080
		1,004,582
	ENTERTAINMENT - 4.4%
28,558	Gaming and Leisure Properties, Inc.	871,305

	ENVIRONMENTAL CONTROL - 1.8%
23,712	Covanta Holding Corp. +	346,195

	FOOD - 3.2%
18,525	Lamb Weston Holdings, Inc. *	620,217

	HOME BUILDERS - 3.3%
15,500	Lennar Corp.	659,370

	HOME FURNISHINGS - 5.6%
8,100	Tempur Sealy International, Inc. * +	512,730
3,650	Whirlpool Corp.	592,906
		1,105,636
	INSURANCE - 7.1%
5,188	Chubb Ltd.	664,064
13,450	MetLife, Inc.	739,884
		1,403,948
	LEISURE TIME - 3.5%
8,600	Royal Caribbean Cruises Ltd.	696,342

	MEDIA - 3.1%
10,775	DISH Network Corp. *	619,024

	OIL & GAS - 8.0%
10,950	EQT Corp.	767,376
11,350	Occidental Petroleum Corp.	809,936
		1,577,312
	PACKAGING & CONTAINERS - 3.7%
14,725	Berry Plastics Group, Inc. *	732,863

	PHARMACEUTICALS - 9.2%
3,100	Allergan PLC *	602,330
10,050	Mylan NV *	367,930
4,825	Shire PLC - ADR	842,445
		1,812,705

	REAL ESTATE - 3.3%
26,525	Realogy Holdings Corp.	640,579

	RETAIL - 2.9%
4,750	CVS Health Corp.	365,228
2,600	Dollar General Corp.	201,032
		566,260
	TELECOMMUNICATIONS - 8.6%
24,775	ARRIS International PLC *	710,795
27,325	CommScope Holding Co., Inc. * +	983,153
		1,693,948

	TOTAL COMMON STOCK (Cost - $19,286,959)	19,642,397

	SHORT-TERM INVESTMENTS - 1.1%
209,545	Milestone Treasury Obligations Fund, Institutional Class
	(Cost - $209,545)	209,545

Principal
	COLLATERAL FOR SECURITIES LOANED - 4.2%
	REPURCHASE AGREEMENTS - 4.2%
$832,987	RBC Dominion Securities, Inc. Repo, 0.29%, due 12/01/16 with a full maturity value of $847,311 (Collateralized by $178,129 Fannie Mae, 1.875% to 7.000% due 2/13/17 to 8/1/46, aggregate market value plus accrued interest $178,694; collateralized by $32,945 Freddie Mac, 0.875% to 4.500% due 3/7/18 to 6/1/46, aggregate market value plus accrued interest $33,044; collateralized by $571,186 Ginnie Mae, 3.000% to 5.000%, due 8/20/39 to 10/20/46, aggregate market value plus accrued interest $572,845; and collateralized by $65,051 U.S. Treasury Bonds and Notes, 0.000% to 4.375%, due 1/5/17 to 9/9/49, aggregate market value plus accrued interest $65,444)

	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $832,987)	832,987

	TOTAL INVESTMENTS - 105.1% (Cost - $20,329,491) (a)	$20,684,929

	OTHER ASSETS AND LIABILITIES - (5.1)%	(1,001,831)

	NET ASSETS - 100.0%	$19,683,098

*	Non-income producing securities.

+	All or a portion of the security is on loan.

ADR - American Depository Receipt

PLC - Public Liability Company

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $20,455,470 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,568,509
Unrealized depreciation:	(1,339,050)
Net unrealized appreciation:	$229,459

SCHEDULES OF INVESTMENTS
SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO (Unaudited)
November 30, 2016

Shares		Value
	COMMON STOCK - 99.5%
	AEROSPACE/DEFENSE - 3.9%
2,400	Northrop Grumman Corp.	$599,160
15,900	Spirit AeroSystems Holdings, Inc. - Cl. A *	926,175
		1,525,335
	AUTO PARTS & EQUIPMENT - 2.3%
6,900	Lear Corp.	893,619

	BEVERAGES - 2.0%
8,850	Dr. Pepper Snapple Group, Inc.	767,649

	BIOTECHNOLOGY - 2.5%
6,900	Amgen, Inc.	994,083

	CHEMICALS - 3.0%
3,300	EI du Pont de Nemours & Co.	242,913
2,400	LyondellBasell Industries NV	216,768
2,300	Monsanto Co.	236,233
2,100	PPG Industries, Inc.	201,453
2,300	Praxair, Inc.	276,690
		1,174,057
	COMMERCIAL SERVICES - 5.8%
20,600	CoreLogic, Inc. *	777,238
6,900	Moody’s Corp.	693,450
14,000	Vantiv, Inc. - Cl. A *	790,020
		2,260,708
	COMPUTERS - 3.3%
11,700	Apple, Inc.	1,293,084

	COSMETICS/PERSONAL CARE - 1.8%
10,600	Colgate-Palmolive Co.	691,438

	DIVERSIFIED FINANCIAL SERVICES - 5.0%
11,100	MasterCard, Inc.	1,134,420
17,500	SEI Investments Co.	825,650
		1,960,070
	ELECTRONICS - 0.8%
2,400	Waters Corp. *	322,968

	FOOD - 4.6%
17,200	ConAgra Foods, Inc.	631,068
5,867	Lamb Weston Holdings, Inc. *	196,416
18,100	Sysco Corp.	963,825
		1,791,309
	HEALTHCARE-PRODUCTS - 9.6%
7,600	Align Technology, Inc. *	707,180
18,000	Baxter International, Inc.	798,660
1,200	CR Bard, Inc.	252,660
2,800	Edwards Lifesciences Corp. *	231,980
23,800	Hologic, Inc. *	911,064
7,500	IDEXX Laboratories, Inc. *	882,375
		3,783,919
	HEALTHCARE-SERVICES - 1.6%
8,400	Quinitles IMS Holdings, Inc. *	645,372

	HOUSEHOLD PRODUCTS/WARES - 0.6%
1,900	Clorox Co.	219,564

	INTERNET - 11.0%
817	Alphabet, Inc. *	619,319
813	Alphabet, Inc. - Cl. A *	630,790
1,439	Amazon.com, Inc. *	1,080,070
1,500	F5 Networks, Inc. *	211,125
15,023	Facebook, Inc. - Cl. A *	1,779,024
		4,320,328
	MACHINERY-DIVERSIFIED - 2.2%
22,600	BWX Technologies, Inc.	885,016

	MEDIA - 2.2%
15,100	Dish Network Corp. *	867,495

	MISCELLANEOUS MANUFACTURING - 4.3%
16,500	AO Smith Corp.	802,395
7,100	Illinois Tool Works, Inc.	888,778
		1,691,173
	PHARMACEUTICALS - 2.8%
10,800	Express Scripts Holding Co. *	819,504
2,400	Johnson & Johnson	267,120
		1,086,624
	REITS - 1.9%
1,900	American Tower Corp	194,313
1,200	Crown Castle International Corp.	100,152
300	Equinix, Inc.	101,628
600	Public Storage	125,580
1,200	Simon Property Group, Inc.	215,580
		737,253
	RETAIL - 12.6%
11,200	Home Depot, Inc.	1,449,280
10,000	McDonald’s Corp.	1,192,700
16,700	Nordstrom, Inc. +	933,864
3,700	O’Reilly Automotive, Inc. *	1,015,650
3,900	Yum China Holdings, Inc. *	109,668
3,900	Yum! Brands, Inc.	247,221
		4,948,383
	SHIPBUILDING - 0.9%
1,900	Huntington Ingalls Industries, Inc.	339,644

	SOFTWARE - 11.7%
9,900	Adobe Systems, Inc. *	1,017,819
10,550	Citrix Systems, Inc. *	915,001
14,713	Microsoft Corp.	886,605
10,950	Red Hat, Inc. *	866,255
11,100	VMware, Inc. * +	900,654
		4,586,334
	TELECOMMUNICATIONS - 3.1%
10,700	Motorola Solutions, Inc.	858,675
6,800	T-Mobile US, Inc. * +	368,628
		1,227,303

	TOTAL COMMON STOCK (Cost - $36,989,292)	39,012,728

	SHORT-TERM INVESTMENTS - 0.4%
132,321	Milestone Treasury Obligations Fund, Institutional Class
	(Cost - $132,321)	132,321

Principal
	COLLATERAL FOR SECURITIES LOANED - 5.7%
	REPURCHASE AGREEMENTS - 4.7%
$279,723	Citi Group Global Markets, Inc. Repo, 0.28%, due 12/01/16 with a full maturity value of $284,511 (Collateralized by $26,958 Fannie Mae, 2.000% to 7.000% due 9/1/20 to 12/1/46, aggregate market value plus accrued interest $27,031; collateralized by $120,538 Freddie Mac, 2.000% to 6.000% due 2/1/20 to 12/1/46, aggregate market value plus accrued interest $120,887; and collateralized by $137,015 U.S. Treasury Bonds and Notes, 1.000% to 2.000%, due 11/30/18 to 8/15/25, aggregate market value plus accrued interest $137,552) (Cost - $279,723)	279,723

279,640	HSBC Securities USA, Inc. Repo, 0.26%, due 12/01/16 with a full maturity value of $284,426 (Collateralized by $284,426 U.S. Treasury Bonds and Notes, 0.875% to 3.875%, due 2/28/17 to 2/15/44, aggregate market value plus accrued interest $285,471) (Cost - $279,640)	279,640

306,488	Merrill Lynch Pierce Fenner & Smith, Inc. Repo, 0.26%, due 12/01/16 with a full maturity value of $311,734 (Collateralized by $311,734 U.S. Treasury Bonds and Notes, 0.125% to 4.375%, due 4/15/19 to 9/9/49, aggregate market value plus accrued interest $312,190) (Cost - $306,488)	306,488

999,631	RBC Dominion Securities, Inc. Repo, 0.29%, due 12/01/16 with a full maturity value of $1,016,74 (Collateralized by $213,748 Fannie Mae, 1.875% to 7.000% due 2/13/17 to 8/1/46, aggregate market value plus accrued interest $214,426; collateralized by $39,533 Freddie Mac, 0.875% to 4.500% due 3/7/18 to 6/1/46, aggregate market value plus accrued interest $39,652; collateralized by $685,401 Ginnie Mae, 3.000% to 5.000%, due 8/20/39 to 10/20/46, aggregate market value plus accrued interest $687,392; and collateralized by $78,059 U.S. Treasury Bonds and Notes, 0.000% to 4.375%, due 1/5/17 to 9/9/49, aggregate market value plus accrued interest $78,531) (Cost - $999,631)	999,631

	U.S. GOVERNMENT - 1.0%
126,325	U.S. Treasury Bonds, 2.750%-8.125%, 8/15/19-11/15/45	136,686
9,629	U.S. Treasury Inflation Indexed Bond, 2.000%, 1/15/26	13,306
228,670	U.S. Treasury Notes, 1.125%-3.625%, 12/31/18-5/15/26	231,414
	(Cost - $381,406)	381,406

	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $2,246,888)	2,246,888

	TOTAL INVESTMENTS - 105.6% (Cost - $39,368,501) (a)	$41,391,937

	OTHER ASSETS AND LIABILITIES - (5.6)%	(2,182,247)

	NET ASSETS - 100.0%	$39,209,690

*	Non-income producing securities.

+	All or a portion of the security is on loan.

PLC - Public Liability Company

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $39,386,750 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$2,728,525
Unrealized depreciation:	(723,338)
Net unrealized appreciation:	$2,005,187

SCHEDULES OF INVESTMENTS
SARATOGA MID CAPITALIZATION PORTFOLIO (Unaudited)
November 30, 2016

Shares		Value
	COMMON STOCK - 98.0%
	APPAREL - 0.9%
5,100	Gildan Activewear, Inc. - Cl. A +	$138,669

	BANKS - 4.0%
6,050	Chemical Financial Corp.	313,874
5,375	PacWest Bancorp	275,469
		589,343
	BUILDING MATERIALS - 1.3%
6,925	Caesar Stone SDot-Yam Ltd. *	188,360

	COMMERCIAL SERVICES - 11.2%
4,025	Aramark	138,500
2,900	Global Payments, Inc.	198,795
6,475	Grand Canyon Education, Inc. *	369,722
8,450	H&R Block, Inc.	187,252
2,435	Hertz Global Holdings, Inc. *	61,313
4,550	KAR Auction Services, Inc.	191,828
6,275	Sabre Corp. +	162,209
4,775	ServiceMaster Global Holdings, Inc. *	182,501
1,625	United Rentals, Inc. *	164,304
		1,656,424
	COMPUTERS - 4.7%
2,125	CACI International, Inc. - Cl. A *	274,975
2,775	Check Point Software Technologies Ltd. * +	228,466
4,850	NCR Corp. *	187,937
		691,378
	DISTRIBUTION/WHOLESALE - 1.6%
6,275	HD Supply Holdings, Inc. *	246,231

	DIVERSIFIED FINANCIAL SERVICES - 6.8%
1,150	Alliance Data Systems Corp.	263,097
4,075	Nasdaq, Inc.	261,167
2,900	SEI Investments Co.	136,822
10,050	Synchrony Financial	347,328
		1,008,414
	HAND/MACHINE TOOLS - 2.3%
8,975	Milacron Holdings Corp. * +	151,588
1,125	Snap-on, Inc.	188,100
		339,688
	HEALTHCARE-PRODUCTS - 2.2%
12,250	VWR Corp. *	333,200

	HEALTHCARE-SERVICES - 7.9%
4,250	Amsurg Corp. * +	289,510
3,050	Centene Corp. *	175,772
4,850	Community Health Systems, Inc. *	26,384
1,550	HCA Holdings, Inc. *	109,880
4,700	MEDNAX, Inc. *	307,709
3,455	Quintiles IMS Holdings, Inc. *	265,448
		1,174,703
	HOME BUILDERS - 1.5%
5,125	Lennar Corp.	218,017

	HOUSEHOLD PRODUCTS/WARES - 3.0%
2,725	Avery Dennison Corp.	196,363
2,150	Spectrum Brands Holdings, Inc.	257,763
		454,126
	HOUSEWARES - 2.5%
7,851	Newell Brands, Inc.	369,076

	INSURANCE - 8.2%
7,850	Arthur J Gallagher & Co.	395,247
7,425	First American Financial Corp.	280,219
4,550	Hartford Financial Services Group, Inc.	214,396
2,625	Reinsurance Group of America, Inc.	320,381
		1,210,243
	INTERNET - 0.8%
5,650	RingCentral, Inc. - Cl. A *	121,758

	INVESTMENT COMPANIES - 2.7%
24,896	Ares Capital Corp. +	399,332

	IRON/STEEL - 2.2%
2,050	Carpenter Technology Corp. +	73,329
3,050	Reliance Steel & Aluminum Co.	247,355
		320,684
	MINING - 1.2%
29,600	Constellium NV - Cl. A *	180,560

	MISCELLANEOUS MANUFACTURING - 0.1%
225	Pentair PLC	12,929

	OIL & GAS - 6.8%
6,075	Continental Resources, Inc. * +	352,411
2,900	Gulfport Energy Corp. *	74,501
14,625	QEP Resources, Inc.	287,527
19,450	WPX Energy, Inc. *	302,253
		1,016,692
	PACKAGING & CONTAINERS - 5.1%
6,475	Crown Holdings, Inc. *	352,175
3,125	Packaging Corp. of America	264,875
2,850	WestRock Co.	145,920
		762,970
	PHARMACEUTICALS - 4.2%
10,950	Catalent, Inc. *	262,033
7,925	Endo International PLC *	126,879
7,675	Premier, Inc. - Cl. A *	231,324
		620,236
	REITS - 2.6%
24,725	New Residential Investment Corp.	382,001

	RETAIL - 2.2%
1,600	HSN, Inc.	60,960
975	PVH Corp.	103,292
925	Signet Jewelers Ltd. +	84,443
4,075	Tailored Brands, Inc.	76,447
		325,142
	SAVINGS & LOANS - 2.0%
21,750	Investors Bancorp, Inc.	294,495

	SEMICONDUCTORS - 1.3%
9,650	Micron Technology, Inc. *	188,464

	SOFTWARE - 6.3%
2,125	Broadridge Financial Solutions, Inc.	137,573
5,300	Fidelity National Information Services, Inc.	409,107
15,475	First Data Corp. - Cl. A *	225,471
1,550	Fiserv, Inc. *	162,161
		934,312
	TELECOMMUNICATIONS - 0.9%
3,825	CommScope Holding Co., Inc. * +	137,624

	TEXTILES - 1.5%
1,100	Mohawk Industries, Inc. *	217,184

	TOTAL COMMON STOCK (Cost - $11,798,506)	14,532,255

	SHORT-TERM INVESTMENTS - 1.5%
216,355	Milestone Treasury Obligations Fund, Institutional Class
	(Cost - $216,355)	216,355

Principal
	COLLATERAL FOR SECURITIES LOANED - 10.9%
	REPURCHASE AGREEMENTS - 9.6%
$213,192	HSBC Securities USA, Inc. Repo, 0.26%, due 12/01/16 with a full maturity value of $216,852 (Collateralized by $216,852 U.S. Treasury Bonds and Notes, 0.875% to 3.875%, due 2/28/17 to 2/15/44, aggregate market value plus accrued interest $217,649) (Cost - $213,192)	213,192

209,426	Merrill Lynch Pierce Fenner & Smith, Inc. Repo, 0.26%, due 12/01/16 with a full maturity value of $213,021 (Collateralized by $213,021 U.S. Treasury Bonds and Notes, 0.125% to 4.375%, due 4/15/19 to 9/9/49, aggregate market value plus accrued interest $213,333) (Cost - $209,426)	209,426

999,580	RBC Dominion Securities, Inc. Repo, 0.29%, due 12/01/16 with a full maturity value of $1,016,74 (Collateralized by $213,748 Fannie Mae, 1.875% to 7.000% due 2/13/17 to 8/1/46, aggregate market value plus accrued interest $214,426; collateralized by $39,533 Freddie Mac, 0.875% to 4.500% due 3/7/18 to 6/1/46, aggregate market value plus accrued interest $39,652; collateralized by $685,401 Ginnie Mae, 3.000% to 5.000%, due 8/20/39 to 10/20/46, aggregate market value plus accrued interest $687,392; and collateralized by $78,059 U.S. Treasury Bonds and Notes, 0.000% to 4.375%, due 1/5/17 to 9/9/49, aggregate market value plus accrued interest $78,531) (Cost - $999,580)	999,580

	U.S. GOVERNMENT - 1.3%
30,984	U.S. Treasury Bills, 0.000%, 12/15/16-5/25/17	30,971
32,730	U.S. Treasury Bonds, 3.000%-5.250%, 11/15/28-11/15/45	33,475
3,649	U.S. Treasury Inflation Indexed Bonds, 0.750%-1.375%, 2/15/42-2/15/44	4,157
36,499	U.S. Treasury Inflation Indexed Notes, 0.125%-1.250%, 4/15/17-1/15/26	38,628
87,374	U.S. Treasury Notes, 0.568%-4.750%, 12/31/16-11/15/25	87,812
	(Cost - $195,043)	195,043

	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $1,617,241)	1,617,241

	TOTAL INVESTMENTS - 110.4% (Cost - $13,632,102) (a)	$16,365,851

	OTHER ASSETS AND LIABILITIES - (10.4)%	(1,545,931)

	NET ASSETS - 100.0%	$14,819,920

*	Non-income producing securities.

+	All or a portion of the security is on loan.

PLC - Public Liability Company

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $13,873,749 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$3,505,201
Unrealized depreciation:	(1,013,099)
Net unrealized appreciation:	$2,492,102

SCHEDULES OF INVESTMENTS
SARATOGA SMALL CAPITALIZATION PORTFOLIO (Unaudited)
November 30, 2016

Shares		Value
	COMMON STOCK - 99.4%
	AGRICULTURE - 0.7%
3,280	Limoneira Co.	$58,843

	AIRLINES - 0.8%
1,160	Hawaiian Holdings, Inc. *	59,566

	AUTO PARTS & EQUIPMENT - 2.2%
1,730	Cooper Tire & Rubber Co.	66,259
4,240	Spartan Motors, Inc.	37,948
2,950	Superior Industries International, Inc.	74,193
		178,400
	BANKS - 6.8%
3,340	CenterState Banks, Inc.	74,883
2,500	Fidelity Southern Corp.	55,750
14,510	First BanCorp *	85,899
3,280	First Midwest Bancorp, Inc.	79,638
1,350	LegacyTexas Financial Group, Inc.	53,001
2,250	S&T Bancorp, Inc.	79,628
3,080	Sandy Spring Bancorp, Inc.	112,112
		540,911
	BIOTECHNOLOGY - 1.2%
640	ANI Pharmaceuticals, Inc. * +	37,715
1,280	Ionis Pharmaceuticals, Inc. * +	56,013
		93,728
	BUILDING MATERIALS - 4.0%
1,860	AAON, Inc.	61,194
2,250	Louisiana-Pacific Corp. *	43,515
1,410	Masonite International Corp. *	91,368
2,500	Simpson Manufacturing Co., Inc.	117,850
		313,927
	CHEMICALS - 4.5%
22,220	Codexis, Inc. *	105,545
1,220	Innophos Holdings, Inc.	66,514
1,860	Innospec, Inc.	122,202
770	Stepan Co.	62,501
		356,762
	COAL - 1.3%
9,380	SunCoke Energy, Inc.	107,120

	COMMERCIAL SERVICES - 7.2%
1,410	AMN Healthcare Services, Inc. *	46,953
5,330	CBIZ, Inc. *	66,092
1,670	Grand Canyon Education, Inc. *	95,357
830	Insperity, Inc.	60,092
8,930	Neff Corp. *	117,429
1,090	Paylocity Holding Corp. * +	36,090
3,850	Sotheby’s +	150,381
		572,394
	COMPUTERS - 7.6%
2,120	Barracuda Networks, Inc. *	46,725
450	CACI International, Inc. - Cl. A *	58,230
7,000	Carbonite, Inc. *	129,500
4,240	Manhattan Associates, Inc. *	154,972
1,540	Mentor Graphics Corp.	45,753
2,060	Science Applications International Corp.	170,094
		605,274
	DISTRIBUTION/WHOLESALE - 1.8%
1,800	Anixter International, Inc. *	140,670

	DIVERSIFIED FINANCIAL SERVICES - 1.1%
3,210	Greenhill & Co., Inc	88,917

	ELECTRIC - 0.6%
1,280	Otter Tail Corp.	49,088

	ELECTRICAL COMPONENTS & EQUIPMENT - 1.8%
960	Littelfuse, Inc.	139,958

	ELECTRONICS - 5.4%
3,850	Brady Corp.	141,487
830	Coherent, Inc. *	108,315
2,440	Stoneridge, Inc. *	38,723
5,010	TTM Technologies, Inc. *	67,986
4,560	Vishay Intertechnology, Inc.	69,084
		425,595
	ENGINEERING & CONSTRUCTION - 1.8%
2,760	Comfort Systems USA, Inc.	88,872
1,480	MasTec, Inc. *	56,166
		145,038
	ENTERTAINMENT - 2.5%
960	Marriott Vacations Worldwide Corp. +	74,534
770	Vail Resorts, Inc.	121,968
		196,502
	ENVIRONMENTAL CONTROL - 0.5%
3,400	Casella Waste Systems, Inc. *	43,044

	FOOD - 1.4%
450	Sanderson Farms, Inc. +	36,293
1,990	SpartanNash Co.	72,058
		108,351
	GAS - 1.0%
1,280	ONE Gas, Inc.	76,813

	HEALTHCARE-PRODUCTS - 4.9%
2,250	Exactech, Inc. *	56,475
830	ICU Medical, Inc. * +	124,707
1,280	Masimo Corp. *	79,194
1,090	NuVasive, Inc. * +	70,741
2,500	Quidel Corp. *	57,325
		388,442
	HEALTHCARE-SERVICES - 0.8%
1,160	Molina Healthcare, Inc. *	61,318

	HOME BUILDERS - 1.3%
1,730	MDC Holdings, Inc.	46,502
4,690	TRI Pointe Group, Inc. * +	54,498
		101,000
	HOUSEHOLD PRODUCTS/WARES - 0.8%
5,140	ACCO Brands Corp. *	63,993

	INSURANCE - 1.3%
3,470	Essent Group Ltd. *	105,904

	INTERNET - 1.3%
710	Proofpoint, Inc. * +	54,677
1,030	Shutterfly, Inc. * +	52,190
		106,867
	LEISURE TIME - 0.8%
5,330	Callaway Golf Co.	64,760

	LODGING - 2.3%
6,680	Belmont Ltd. *	86,506
2,830	ILG, Inc.	51,138
1,730	Monarch Casino & Resort, Inc. *	43,042
		180,686

	MACHINERY-DIVERSIFIED - 1.7%
2,630	Gorman-Rupp Co.	78,769
960	Kadant, Inc. +	60,096
		138,865
	METAL FABRICATE/HARDWARE - 0.8%
1,090	Worthington Industries, Inc.	61,345

	MINING - 0.5%
7,060	Hecla Mining Co.	42,925

	MISCELLANEOUS MANUFACTURING - 3.4%
20,940	NL Industries, Inc. * +	130,875
2,380	Trinseo SA	139,349
		270,224
	OIL & GAS - 0.6%
12,390	Denbury Resources, Inc. * +	46,834

	PACKAGING & CONTAINERS - 0.6%
2,500	KapStone Paper and Packaging Corp.	51,075

	PHARMACEUTICALS - 1.0%
1,410	PRA Health Sciences, Inc. *	75,745

	PRIVATE EQUITY - 0.8%
10,660	Fifth Street Asset Management, Inc.	66,092

	REITS - 6.2%
6,550	Apollo Commercial Real Estate Finance, Inc.	112,398
8,350	Armada Hoffler Properties, Inc.	117,317
190	Ashford Hospitality Prime, Inc.	2,436
2,380	CubeSmart	58,667
3,340	Mack-Cali Realty Corp. +	90,347
3,920	PennyMac Mortgage Investment Trust	63,818
2,060	Urstadt Biddle Properties, Inc.	46,659
		491,642
	RETAIL - 2.3%
1,860	Dave & Buster’s Entertainment, Inc. *	87,141
900	Jack in the Box, Inc.	93,618
		180,759
	SAVINGS & LOANS - 3.3%
3,400	Banc of California, Inc. +	51,340
1,860	HomeStreet, Inc. *	54,033
8,800	Northwest Bancshares, Inc. +	159,896
		265,269
	SEMICONDUCTORS - 5.6%
4,880	DSP Group, Inc. *	57,096
5,650	Entegris, Inc. *	101,417
1,670	MKS Instruments, Inc.	96,109
710	Monolithic Power Systems, Inc.	58,248
2,440	Nanometrics, Inc. *	58,340
1,090	Silicon Laboratories, Inc. *	72,322
		443,532
	SOFTWARE - 4.9%
3,150	Five9, Inc. *	49,865
1,410	Guidewire Software, Inc. *	78,551
1,860	Manhattan Associates, Inc. *	97,464
1,220	Synchronoss Technologies, Inc. *	59,146
510	SYNNEX Corp.	59,624
960	Take-Two Interactive Software, Inc. *	47,261
		391,911

	TOTAL COMMON STOCK (Cost - $6,717,729)	7,900,089

	SHORT-TERM INVESTMENTS - 0.8%
64,677	Milestone Treasury Obligations Fund, Institutional Class
	(Cost - $64,677)	64,677

Principal
	COLLATERAL FOR SECURITIES LOANED - 13.8%
	REPURCHASE AGREEMENTS - 5.7%
$453,015	RBC Dominion Securities, Inc. Repo, 0.29%, due 12/01/16 with a full maturity value of $460,716 (Collateralized by $96,856 Fannie Mae, 1.875% to 7.000% due 2/13/17 to 8/1/46, aggregate market value plus accrued interest $97,163; collateralized by $17,913 Freddie Mac, 0.875% to 4.500% due 3/7/18 to 6/1/46, aggregate market value plus accrued interest $17,967; collateralized by $310,576 Ginnie Mae, 3.000% to 5.000%, due 8/20/39 to 10/20/46, aggregate market value plus accrued interest $311,478; and collateralized by $35,371 U.S. Treasury Bonds and Notes, 0.000% to 4.375%, due 1/5/17 to 9/9/49, aggregate market value plus accrued interest $35,585) (Cost - $453,015)	453,015

	U.S. GOVERNMENT - 8.1%
108,607	U.S. Treasury Bills, 0.000%, 12/8/16-2/16/17	108,548
99,921	U.S. Treasury Bonds, 2.250%-4.375%, 5/15/40-8/15/46	97,387
747	U.S. Treasury Inflation Indexed Bond, 2.375%, 1/15/25	1,107
107,802	U.S. Treasury Inflation Indexed Notes, 0.125%-1.250%, 4/15/17-7/15/25	111,601
330,590	U.S. Treasury Notes, 0.500%-3.625%, 3/31/17-2/15/26	328,093
	(Cost - $646,736)	646,736

	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $1,099,751)	1,099,751

	TOTAL INVESTMENTS - 114.0% (Cost - $7,882,157) (a)	$9,064,517

	OTHER ASSETS AND LIABILITIES - (14.0)%	(1,112,773)

	NET ASSETS - 100.0%	$7,951,744

*	Non-income producing securities.

+	All or a portion of the security is on loan.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $7,884,124 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,315,745
Unrealized depreciation:	(135,352)
Net unrealized appreciation:	$1,180,393

SCHEDULES OF INVESTMENTS
SARATOGA INTERNATIONAL EQUITY PORTFOLIO (Unaudited)
November 30, 2016

Shares		Value
	COMMON STOCK - 98.1%
	AUTO MANUFACTURERS - 2.1%
3,470	Honda Motor Co. Ltd.	$103,888

	AUTO PARTS & EQUIPMENT - 2.7%
2,050	Hella KGaA Hueck & Co.	71,493
3,200	NGK Insulators Ltd.	62,700
		134,193
	BANKS - 12.6%
2,780	Banca Generali SpA	58,347
2,523	BNP Paribas SA	146,361
6,310	DBS Group Holdings Ltd.	76,865
100,390	Lloyds Banking Group PLC	72,401
51,190	Metropolitan Bank & Trust Co.	77,131
3,820	National Australia Bank Ltd.	81,469
2,920	Sumitomo Mitsui Trust Holdings, Inc.	108,854
		621,428
	BEVERAGES - 1.1%
7,520	Coca-Cola Amatil Ltd.	53,314

	BUILDING MATERIALS - 2.1%
2,160	LIXIL Group Corp.	48,797
17,000	Taiheiyo Cement Corp.	54,085
		102,882
	CHEMICALS - 2.7%
1,700	DIC Corp.	53,827
695	Solvay SA	79,439
		133,266
	COMMERCIAL SERVICES - 0.8%
2,160	Intertrust NV *	37,646

	DIVERSIFIED FINANCIAL SERVICES - 5.0%
14,127	Arrow Global Group PLC	51,585
36,000	Fubon Financial Holding Co. Ltd.	55,853
4,770	ORIX Corp.	76,113
2,310	Secure Trust Bank PLC	62,457
		246,008
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.8%
12,550	Delta Electronics, Inc.	63,000
1,090	Schneider Electric SE	72,415
		135,415
	ELECTRONICS - 5.1%
5,500	AAC Technologies Holdings, Inc.	49,694
3,000	Alps Electric Co. Ltd.	77,748
2,550	Koninklijke Philips NV	73,265
2,170	LG Display Co. Ltd.	51,921
		252,628
	ENGINEERING & CONSTRUCTION - 3.9%
52,500	China Railway Construction Corp. Ltd.	74,507
45,000	China State Construction International Holdings	72,587
2,248	Larsen & Toubro Ltd. - GDR	44,848
		191,942
	FOOD - 5.5%
4,000	BRF SA	61,079
3,670	Carrefour SA	85,961
12,600	Distribuidora Internacional de Alimentacion SA	57,536
2,230	METRO AG	66,659
		271,235
	FOREST PRODUCTS & PAPER - 1.0%
31,670	Western Forest Products, Inc.	42,632

	HOLDING COMPANIES-DIVERSIFIED - 1.6%
6,430	CK Hutchison Holdings Ltd.	78,204

	INSURANCE - 2.0%
7,940	Assicurazioni Generali SpA	100,297

	LEISURE TIME - 1.3%
2,700	Yamaha Motor Co. Ltd.	63,653

	LODGING - 2.9%
2,710	Accor SA	95,913
1,560	Kangwon Land, Inc.	47,504
		143,417
	METAL FABRICATE/HARDWARE - 2.3%
12,600	NTN Corp.	48,658
3,590	SKF AB	64,533
		113,191
	MINING - 3.4%
254	Korea Zinc Co. Ltd.	102,552
6,810	Taho Resources, Inc.	65,385
		167,937
	MULTI-NATIONAL - 1.0%
1,780	Banco Latinoamericano de Comercio Exterior	50,694

	OIL & GAS - 10.1%
1,200	Lukoil PJSC - ADR	59,052
92,000	PetroChina Co. Ltd	62,768
2,550	Royal Dutch Shell PLC	64,793
26,490	Santos Ltd.	78,042
1,970	Sasol Ltd.	53,088
1,900	TOTAL SA	90,669
9,890	Whitecap Resources, Inc.	88,043
		496,455
	OIL & GAS SERVICES - 1.4%
2,770	ShawCor Ltd.	68,045

	PHARMACEUTICALS - 8.5%
520	Bayer AG	49,014
3,380	GlaxoSmithKline PLC	62,983
4,710	Grifols SA	74,380
436	Roche Holding AG	96,855
4,500	Santen Pharmaceutical Co. Ltd.	55,630
2,120	Teva Pharmaceutical Industries Ltd. - ADR	79,924
		418,786
	RETAIL - 3.5%
3,390	Hennes & Mauritz AB	98,369
620	Pandora A/S	73,639
		172,008
	SEMICONDUCTORS - 1.2%
1,890	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	56,114

	SOFTWARE - 1.5%
6,830	Playtech PLC	73,230

	TELECOMMUNICATIONS - 7.7%
12,440	Telefonaktiebolaget LM Ericsson	63,781
4,820	Telenor ASA	71,122
30,020	VimpelCom Ltd. - ADR	100,867
59,120	Vodafone Group PLC	142,613
		378,383
	TRANSPORTATION - 1.0%
1,730	Deutsche Post AG	54,034

	WATER - 1.3%
3,570	Veolia Environment SA	61,628

	TOTAL COMMON STOCK (Cost - $5,013,835)	4,822,553

	SHORT-TERM INVESTMENTS - 1.7%
84,137	Milestone Treasury Obligations Fund, Institutional Class
	(Cost - $84,137)	84,137

	TOTAL INVESTMENTS - 99.8% (Cost - $5,097,972) (a)	$4,906,690

	OTHER ASSETS AND LIABILITIES - 0.2%	11,557

	NET ASSETS - 100.0%	$4,918,247

*	Non-income producing security.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PLC - Public Liability Company

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $5,212,119 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$230,065
Unrealized depreciation:	(535,494)
Net unrealized depreciation:	$(305,429)

SCHEDULES OF INVESTMENTS
SARATOGA HEALTH & BIOTECHNOLOGY PORTFOLIO (Unaudited)
November 30, 2016

Shares		Value
	COMMON STOCK - 98.7%
	BIOTECHNOLOGY - 13.3%
10,600	Amgen, Inc.	$1,527,142
2,180	Biogen, Inc. *	641,073
8,100	Charles River Laboratories International, Inc. *	575,910
		2,744,125
	ELECTRONICS - 4.9%
7,500	Waters Corp. *	1,009,275

	HEALTHCARE-PRODUCTS - 15.5%
4,900	Becton Dickinson and Co.	828,590
2,840	CR Bard, Inc.	597,962
3,700	Halyard Health, Inc. *	137,455
4,196	Medtronic PLC	306,350
9,000	St Jude Medical, Inc.	712,800
5,450	Stryker Corp.	619,447
		3,202,604
	HEALTHCARE-SERVICES - 21.1%
5,460	Aetna, Inc.	714,386
7,000	Anthem, Inc.	997,710
3,300	Cigna Corp.	444,642
12,000	DaVita HealthCare Partners, Inc. *	760,200
8,400	Quest Diagnostics, Inc.	734,664
4,400	UnitedHealth Group, Inc.	696,608
		4,348,210
	PHARMACEUTICALS - 43.9%
5,700	AstraZeneca PLC - ADR +	148,998
14,150	Cardinal Health, Inc.	1,004,791
6,000	Eli Lilly & Co.	402,720
27,200	Endo International PLC *	435,472
10,300	Express Scripts Holding Co. *	781,564
20,500	GlaxoSmithKline PLC - ADR +	774,695
7,000	Johnson & Johnson	779,100
6,700	McKesson Corp.	963,527
14,800	Merck & Co., Inc.	905,612
6,000	Mylan NV *	219,660
27,120	Owens & Minor, Inc.	919,639
18,208	Sanofi - ADR	731,962
17,900	Teva Pharmaceutical Industries Ltd. - ADR	674,830
4,900	VCA, Inc. *	306,740
		9,049,310

	TOTAL COMMON STOCK (Cost - $14,978,436)	20,353,524

	SHORT-TERM INVESTMENTS - 1.0%
217,004	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $217,004)	217,004

Principal
	COLLATERAL FOR SECURITIES LOANED - 4.4%
	REPURCHASE AGREEMENTS - 4.3%
884,836	RBC Dominion Securities, Inc. Repo, 0.29%, due 12/01/16 with a full maturity value of $899,883
	(Collateralized by $189,182 Fannie Mae, 1.875% to 7.000% due 2/13/17 to 8/1/46, aggregate market value plus accrued interest $189,781; collateralized by $34,989 Freddie Mac, 0.875% to 4.500% due 3/7/18 to 6/1/46, aggregate market value plus accrued interest $35,094; collateralized by $ 606,625 Ginnie Mae, 3.000% to 5.000%, due 8/20/39 to 10/20/46, aggregate market value plus accrued interest $608,387; and collateralized by $69,087 U.S. Treasury Bonds and Notes, 0.000% to 4.375%, due 1/5/17 to 9/9/49, aggregate market value plus accrued interest $69,505)
	(Cost - $884,836)	884,836

	U.S. GOVERNMENT - 0.1%
9,093	U.S. Treasury Bonds, 2.500%-7.625%, 2/15/25-5/15/46	10,028
1,608	U.S. Treasury Inflation Indexed Bonds, 0.750%-2.375%, 1/15/25-2/15/45	1,988
109	U.S. Treasury Inflation Indexed Note, 2.125%, 1/15/19	130
11,168	U.S. Treasury Notes, 0.750%-3.500%, 10/31/17-8/15/24	11,275
	(Cost - $23,421)	23,421

	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $908,257)	908,257

	TOTAL INVESTMENTS - 104.1% (Cost - $16,103,697) (a)	$21,478,785

	OTHER ASSETS AND LIABILITIES - (4.1)%	(851,509)

	NET ASSETS - 100.0%	$20,627,276

*	Non-income producing securities.

+	All or a portion of the security is on loan.

ADR - American Depository Receipt.

PLC - Public Liability Company

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $16,121,568 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$5,851,841
Unrealized depreciation:	(494,624)
Net unrealized appreciation:	$5,357,217

SCHEDULES OF INVESTMENTS
SARATOGA TECHNOLOGY & COMMUNICATIONS PORTFOLIO (Unaudited)
November 30, 2016

Shares		Value
	COMMON STOCK - 96.2%
	COMMERCIAL SERVICES - 1.4%
12,000	Total System Services, Inc.	$590,640

	COMPUTERS - 21.9%
5,620	Accenture PLC - Cl. A	671,196
26,520	Amdocs Ltd.	1,563,884
19,219	Apple, Inc.	2,124,084
15,190	Check Point Software Technologies Ltd. *	1,250,593
11,920	Cognizant Technology Solutions Corp. - Cl. A *	656,554
12,300	Computer Sciences Corp.	745,749
6,700	CSRA, Inc.	214,467
4,941	Dell Technologies, Inc. - Cl. V *	264,640
4,610	International Business Machines Corp.	747,834
19,400	NetApp, Inc.	709,264
9,700	Western Digital Corp.	617,502
		9,565,767
	DISTRIBUTION/WHOLESALE - 2.8%
32,000	Ingram Micro, Inc.	1,198,080

	DIVERSIFIED FINANCIAL SERVICES - 5.3%
5,100	Alliance Data Systems Corp. *	1,166,778
4,139	MasterCard, Inc. - Cl. A	423,006
9,502	Visa, Inc. - Cl. A	734,695
		2,324,479
	ELECTRONICS - 2.7%
81,000	Flextronics International Ltd. *	1,153,440

	INTERNET - 22.1%
2,921	Alphabet, Inc. *	2,214,235
2,421	Alphabet, Inc. - Cl. A *	1,878,405
2,340	Amazon.com, Inc. *	1,756,334
37,500	eBay, Inc. *	1,042,875
14,819	Facebook, Inc. - Cl. A *	1,754,866
41,200	Symantec Corp.	1,004,868
		9,651,583
	SEMICONDUCTORS - 19.0%
36,900	Intel Corp.	1,280,430
16,920	KLA-Tencor Corp.	1,350,893
24,500	NVIDIA Corp.	2,258,900
24,260	QUALCOMM, Inc.	1,652,834
32,630	Xilinx, Inc.	1,761,367
		8,304,424
	SOFTWARE - 13.4%
33,900	CA, Inc.	1,083,444
28,811	Microsoft Corp.	1,736,151
52,076	Oracle Corp.	2,092,934
6,020	salesforce.com, Inc. *	433,440
6,000	VMware, Inc. +	486,840
		5,832,809
	TELECOMMUNICATIONS - 7.6%
82,800	Cisco Systems, Inc.	2,469,096
31,400	Juniper Networks, Inc.	864,756
		3,333,852
	TOTAL COMMON STOCK (Cost - $26,899,811)	41,955,074

	SHORT-TERM INVESTMENTS - 3.1%
1,376,942	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $1,376,942)	1,376,942

Principal
	COLLATERAL FOR SECURITIES LOANED - 1.1%
	REPURCHASE AGREEMENTS - 1.1%
$ 494,172	RBC Dominion Securities, Inc. Repo, 0.29%, due 12/01/16 with a full maturity value of $502,490
	(Collateralized by $105,638 Fannie Mae, 1.875% to 7.000% due 2/13/17 to 8/1/46, aggregate market value plus accrued interest $105,973; collateralized by $19,538 Freddie Mac, 0.875% to 4.500% due 3/7/18 to 6/1/46, aggregate market value plus accrued interest $19,597; collateralized by $ 338,736 Ginnie Mae, 3.000% to 5.000%, due 8/20/39 to 10/20/46, aggregate market value plus accrued interest $339,720; and collateralized by $38,578 U.S. Treasury Bonds and Notes, 0.000% to 4.375%, due 1/5/17 to 9/9/49, aggregate market value plus accrued interest $38,811)

	COLLATERAL FOR SECURITIES LOANED (Cost - $494,172)	494,172

	TOTAL INVESTMENTS - 100.4% (Cost - $28,770,925) (a)	$43,826,188

	OTHER ASSETS AND LIABILITIES - (0.4)%	(194,712)

	NET ASSETS - 100.0%	$43,631,476

*	Non-income producing securities.

+	All or a portion of the security is on loan.

PLC - Public Liability Company

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $28,867,978 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$15,102,145
Unrealized depreciation:	(143,935)
Net unrealized appreciation:	$14,958,210

SCHEDULES OF INVESTMENTS
SARATOGA ENERGY & BASIC MATERIALS PORTFOLIO (Unaudited)
November 30, 2016

Shares		Value
	COMMON STOCK - 98.4%
	CHEMICALS - 17.4%
1,150	Cabot Corp.	$58,569
440	CF Industries Holdings, Inc.	12,734
2,400	Dow Chemical Co.	133,728
880	Eastman Chemical Co.	66,105
1,110	LyondellBasell Industries NV	100,255
2,110	Mosaic Co.	59,924
630	PolyOne Corp.	20,771
		452,086
	COAL - 0.7%
870	CONSOL Energy, Inc.	17,905

	FOREST PRODUCTS & PAPER - 2.4%
1,290	International Paper Co.	62,849

	IRON/STEEL - 8.3%
670	Nucor Corp.	41,667
890	POSCO - ADR	47,553
830	Reliance Steel & Aluminum Co.	67,313
1,640	Steel Dynamics, Inc.	58,187
		214,720
	MINING - 3.1%
350	BHP Billiton Ltd. - ADR	13,139
400	BHP Billiton PLC - ADR	13,248
5,760	Cameco Corp.	52,934
		79,321

	OIL & GAS - 50.5%
480	BP PLC - ADR	16,805
1,618	Canadian Natural Resources Ltd.	54,640
1,797	Chevron Corp.	200,473
960	China Petroleum & Chemical Corp. - ADR	69,312
1,870	ConocoPhillips	90,732
1,460	Devon Energy Corp.	70,562
2,230	Diamond Offshore Drilling, Inc.	40,274
140	EOG Resources, Inc.	14,353
1,905	Exxon Mobil Corp.	166,306
1,084	Hess Corp.	60,661
1,280	HollyFrontier Corp.	36,826
630	Marathon Petroleum Corp.	29,623
1,880	Murphy Oil Corp.	63,751
269	Newfield Exploration Co. *	12,164
390	PetroChina Co. Ltd. - ADR	27,511
200	Phillips 66	16,616
3,010	QEP Resources, Inc.	59,177
1,590	Royal Dutch Shell PLC - ADR	86,130
1,799	Suncor Energy, Inc.	57,316
380	Tesoro Corp.	30,913
420	TOTAL SA - ADR	20,017
1,820	Transocean Ltd. *	23,478
1,079	Valero Energy Corp.	66,423
		1,314,063
	OIL & GAS SERVICES - 7.6%
1,080	FMC Technologies, Inc. *	37,001
1,660	National Oilwell Varco, Inc.	62,018
1,750	Oceaneering International, Inc.	46,637
620	Schlumberger Ltd.	52,111
		197,767

	PACKAGING & CONTAINERS - 2.9%
900	Owens-Illinois, Inc. *	16,533
1,560	WestRock Co.	58,880
		75,413
	PIPELINES - 5.5%
960	Enbridge, Inc.	40,358
1,510	Kinder Morgan, Inc.	33,522
1,260	ONEOK, Inc.	69,212
		143,092

	TOTAL COMMON STOCK (Cost - $2,077,110)	2,557,216

	SHORT-TERM INVESTMENTS - 1.1%
29,664	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $29,664)	29,664

	TOTAL INVESTMENTS - 99.5% (Cost - $2,106,774) (a)	$2,586,880

	OTHER ASSETS AND LIABILITIES - 0.5%	12,653

	NET ASSETS - 100.0%	$2,599,533

ADR - American Depositary Receipt.

PLC - Public Liability Company.

*	Non-income producing securities.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $2,126,962 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$513,235
Unrealized depreciation:	(53,317)
Net unrealized appreciation:	$459,918

SCHEDULES OF INVESTMENTS
SARATOGA FINANCIAL SERVICES PORTFOLIO (Unaudited)
November 30, 2016

Shares		Value
	COMMON STOCK - 91.4%
	BANKS - 50.6%
4,271	Bank of America Corp.	$90,204
1,410	Bank of New York Mellon Corp.	66,862
220	BB&T Corp.	9,955
150	Capital One Financial Corp.	12,606
1,550	Citigroup, Inc.	87,404
400	Citizens Financial Group, Inc.	13,404
788	Commerce Bancshares, Inc.	43,163
520	Cullen/Frost Bankers, Inc.	42,801
1,010	East West Bancorp, Inc.	48,359
1,980	Fifth Third Bancorp	51,520
88	Goldman Sachs Group, Inc.	19,298
410	Home BancShares, Inc.	10,607
1,091	JPMorgan Chase & Co.	87,465
1,860	Morgan Stanley	76,930
1,105	PacWest Bancorp	56,631
369	PNC Financial Services Group, Inc.	40,789
3,680	Regions Financial Corp.	49,827
430	State Street Corp.	33,884
290	Synovus Financial Corp.	11,226
1,708	US Bancorp	84,751
1,650	Wells Fargo & Co.	87,318
600	Zions Bancorporation	23,874
		1,048,878
	DIVERSIFIED FINANCIAL SERVICES - 13.5%
235	American Express Co.	16,929
211	BlackRock, Inc. - Cl. A	78,237
260	Charles Schwab Corp.	10,052
340	CME Group, Inc.	38,389
893	Discover Financial Services	60,519
630	Federated Investors, Inc.	17,319
180	Intercontinental Exchange, Inc.	9,972
230	SEI Investments Co.	10,851
1,109	Synchrony Financial	38,327
		280,595
	INSURANCE - 25.4%
703	Allstate Corp.	49,154
249	American International Group, Inc.	15,769
500	Aon PLC	57,050
992	Berkshire Hathaway, Inc. *	156,180
439	Chubb Ltd.	56,192
390	First American Financial Corp.	14,719
160	Lincoln National Corp.	10,256
140	Marsh & McLennan Cos., Inc.	9,703
242	MetLife, Inc.	13,312
780	Prudential Financial, Inc.	44,998
130	Reinsurance Group of America, Inc.	13,078
290	RenaissanceRe Holdings Ltd.	35,395
440	Travelers Cos., Inc.	49,874
		525,680
	SOFTWARE - 1.9%
500	MSCI, Inc. - Cl. A	39,400

	TOTAL COMMON STOCK (Cost - $1,304,685)	1,894,553

	SHORT-TERM INVESTMENTS - 7.4%
152,784	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $152,784)	152,784

	TOTAL INVESTMENTS - 98.8% (Cost - $1,457,469) (a)	$2,047,337

	OTHER ASSETS AND LIABILITIES - 1.2%	24,630

	NET ASSETS - 100.0%	$2,071,967

*	Non-income producing securities.

PLC - Public Liability Company

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,462,828 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$594,809
Unrealized depreciation:	(10,300)
Net unrealized appreciation:	$584,509

SCHEDULES OF INVESTMENTS
SARATOGA INVESTMENT QUALITY BOND PORTFOLIO (Unaudited)
November 30, 2016

Principal		Value
	U.S. GOVERNMENT & AGENCIES - 47.9%
	FEDERAL HOME LOAN MORTGAGE CORPORATION - 4.0%
$300,000	1.750%, 05/30/19 +	$303,182

	U.S. TREASURY INFLATION PROTECTION SECURITIES - 34.1%
115,000	0.125%, 04/15/20	119,663
300,000	0.125%, 01/15/22	320,887
500,000	0.125%, 01/15/23	520,123
500,000	0.375%, 07/15/23	524,775
300,000	0.375%, 07/15/25	304,905
500,000	0.625%, 01/15/24	527,951
230,000	1.375%, 01/15/20	269,838
		2,588,142
	U.S. TREASURY NOTES - 9.8%
100,000	1.000%, 09/30/19	99,012
250,000	1.375%, 01/31/20	249,375
400,000	2.000%, 07/31/22	399,531
		747,918
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost - $3,602,587)	3,639,242

	CORPORATE BONDS & NOTES - 47.1%
	AEROSPACE/DEFENSE - 2.2%
164,000	Arconic, Inc., 5.550%, 2/1/17	165,552

	AUTO MANUFACTURERS - 2.0%
150,000	Ford Motor Credit Co. LLC, 5.000%, 05/15/18	156,085

	BANKS - 7.7%
153,000	Bank of America Corp., 1.700%, 08/25/17	153,274
325,000	BB&T Corp., 4.900%, 06/30/17	331,107
100,000	SunTrust Banks, Inc., 6.000%, 09/11/17	103,341
		587,722
	BIOTECHNOLOGY - 1.3%
100,000	Celgene Corp., 2.125%, 08/15/18	100,490

	BUILDING MATERIALS - 1.3%
100,000	Lennox International, Inc., 4.900%, 05/15/17	101,458

	COMMERCIAL SERVICES - 1.3%
100,000	Total System Services, Inc., 2.375%, 06/01/18	100,540

	DIVERSIFIED FINANCIAL SERVICES - 3.0%
125,000	American Express Credit Corp., 1.800%, 07/31/18	125,204
100,000	Synchrony Financial, 3.000%, 08/15/19	101,473
		226,677
	ELECTRIC - 0.7%
54,000	Arizona Public Service Co., 2.200%, 01/15/20	54,093

	ELECTRONICS - 3.4%
126,000	Agilent Technologies, Inc., 6.500%, 11/01/17	131,488
125,000	Tech Data Corp., 3.750%, 09/21/17	126,757
		258,245
	ENVIRONMENTAL CONTROL - 0.9%
65,000	Covanta Holding Corp., 7.250%, 12/01/20	66,885

	FOOD - 2.0%
150,000	Delhaize Group, 6.500%, 06/15/17	153,770

	HEALTHCARE-SERVICES - 4.6%
150,000	HCA, Inc., 3.750%, 03/15/19	153,750
180,000	Humana, Inc., 7.200%, 06/15/18	194,919
		348,669
	INTERNET - 1.4%
100,000	Expedia, Inc., 7.456%, 08/15/18 +	108,841

	IRON/STEEL - 1.4%
100,000	Nucor Corp., 5.750%, 12/01/17	103,919

	MISCELLANEOUS MANUFACTURING - 4.4%
303,000	General Electric Co., 5.500%, 01/08/20	333,293

	OIL & GAS SERVICES - 1.8%
135,000	Halliburton Co., 7.530%, 05/12/17	137,799

	REGIONAL - 2.6%
200,000	Province of Ontario, Canada, 2.450%, 06/29/22	201,217

	REITS - 2.2%
160,000	Welltower, Inc., 4.700%, 09/15/17	163,780

	SOFTWARE - 2.0%
50,000	CDK Global, Inc., 3.300%, 10/15/19	50,205
100,000	Fidelity National Information Services, Inc., 1.450%, 06/05/17	100,093
		150,298
	TELECOMMUNICATIONS - 0.9%
61,000	Verizon Communications, Inc., 4.500%, 09/15/20	65,355

	TOTAL CORPORATE BONDS & NOTES (Cost - $3,542,650)	3,584,688

Shares
	SHORT-TERM INVESTMENTS - 0.2%
13,476	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $13,476)	13,476

Principal
	COLLATERAL FOR SECURITIES LOANED - 5.6%
	REPURCHASE AGREEMENTS - 5.6%
$423,750	RBC Dominion Securities, Inc. Repo, 0.29%, due 12/01/16 with a full maturity value of $430,896
	(Collateralized by $90,587 Fannie Mae, 1.875% to 7.000% due 2/13/17 to 8/1/46, aggregate market value plus accrued interest $90,874; collateralized by $16,754 Freddie Mac, 0.875% to 4.500% due 3/7/18 to 6/1/46, aggregate market value plus accrued interest $16,804; collateralized by $290,473 Ginnie Mae, 3.000% to 5.000%, due 8/20/39 to 10/20/46, aggregate market value plus accrued interest $291,317; and collateralized by $33,082 U.S. Treasury Bonds and Notes, 0.000% to 4.375%, due 1/5/17 to 9/9/49, aggregate market value plus accrued interest $33,281)

	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $423,750)	423,750

	TOTAL INVESTMENTS - 100.8% (Cost - $7,582,463) (a)	$7,661,156

	OTHER ASSETS AND LIABILITIES - (0.8)%	(58,699)

	NET ASSETS - 100.0%	$7,602,457

+	All or a portion of the security is on loan.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $7,582,463 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$84,615
Unrealized depreciation:	(5,922)
Net unrealized appreciation:	$78,693

SCHEDULE OF INVESTMENTS
SARATOGA MUNICIPAL BOND PORTFOLIO (Unaudited)
November 30, 2016

Principal		Value
	MUNICIPAL BONDS - 90.7%
	ARIZONA - 7.5%
	Electric - 4.9%
$40,000	Salt River Project Agricultural Improvement & Power District, 5.00%, 12/1/19	$43,991
	General Obligation - 2.6%
20,000	City of Phoenix, 5.00%, 7/1/23	23,302
		67,293
	CALIFORNIA - 11.9%
	Education - Public - 7.6%
20,000	Napa Valley Unified School District, 5.00%, 8/1/19	21,854
40,000	San Diego Unified School District, 5.00%, 7/1/28	46,631
		68,485
	General Obligation - 4.3%
35,000	State of California, 5.00%, 8/1/20	38,944
		107,429
	CONNECTICUT - 10.7%
	Education - Private - 4.4%
40,000	Connecticut State Health & Educational Facility Authority, 1.00%, 7/1/33	39,498
	Special Tax - 6.3%
50,000	Connecticut State Special Tax Revenue, 5.00%, 8/1/27	57,489
		96,987
	DELAWARE - 4.8%
	General Obligation - 4.8%
40,000	County of New Castle DE, 4.00%, 7/15/21	43,654

	GEORGIA - 5.6%
	Education - Public - 5.6%
45,000	Gwinnett County School District, 5.00%, 8/1/20	50,326

	MINNESOTA - 5.2%
	General Obligation - 5.2%
40,000	State of Minneosta, 5.00%, 8/1/24	47,263

	NEW JERSEY - 5.6%
	Transportation - 5.6%
45,000	New Jersey Turnpike Authority, 5.00%, 1/1/31	50,318

	NEW YORK - 3.0%
	Dedicated Tax - 3.0%
25,000	New York City Transitional Finance Authority Future Tax Secured Revenue, 5.00%, 8/1/19	27,249

	OREGON - 4.8%
	Electric - 4.8%
35,000	City of Eugene OR Electric Utility System Revenue - Prefunded, 4.00%, 8/1/20	37,712
5,000	City of Eugene OR Electric Utility System Revenue - Unrefunded, 4.00%, 8/1/20	5,393
		43,105
	SOUTH DAKOTA - 2.2%
	Refunded - 2.2%
20,000	Heartland Consumers Power District Electric, Revenue - Escrowed to Maturity, 6.00%, 1/1/17	20,073

	TEXAS - 19.1%
	Education - Public - 5.2%
40,000	Texas A&M University System of Board of Rights Revenue Refinancing, 5.00%, 5/15/24	46,991

	General Obligation - 5.1%
25,000	City of Houston, 5.00%, 3/1/31	28,424
15,000	Dallas County CTFs Obligation, 5.00%, 8/15/23	17,611
		46,035
	Transportation - 8.8%
20,000	Alamo Regulated Mobility Authority Senior Lien, 5.00%, 6/15/46	22,118
35,000	Dallas Area Rapid Transit, 5.00%, 12/1/32	39,800
15,000	Texas Transportation Commission State Highway Fund, 5.00%, 10/1/22	17,363
		79,281
		172,307
	WASHINGTON - 4.9%
	Education - Public - 4.9%
40,000	Washington State University, 5.00%, 10/1/40	44,601

	WISCONSIN - 5.4%
	General Obligation - 5.4%
45,000	State of Wisconsin, 5.00%, 5/1/19	48,740

	TOTAL MUNICIPAL BONDS (Cost - $845,198)	819,345

Shares
	SHORT-TERM INVESTMENTS - 6.9%
61,954	Dreyfus Tax Exempt Cash Management, Institutional Class
	(Cost - $61,954)	61,954

	TOTAL INVESTMENTS - 97.6% (Cost - $907,152) (a)	$881,299

	OTHER ASSETS AND LIABILITIES - 2.4%	21,790

	NET ASSETS - 100.0%	$903,089

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $907,152 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,812
Unrealized depreciation:	(27,665)
Net unrealized depreciation:	$(25,853)

SCHEDULES OF INVESTMENTS
US GOVERNMENT MONEY MARKET PORTFOLIO (Unaudited)
November 30, 2016

Principal		Value
	REPURCHASE AGREEMENT - 99.7%
$12,367,000	Credit Agricole Repo, 0.26%, due 12/01/16 with a full maturity value of $12,367,089
	(Fully collateralized by $12,755,600 U.S. Treasury Bond, 1.750% due 01/31/23; aggregate market value plus accrued interest $12,614,353)
	(Cost - $12,367,000)	$12,367,000

	TOTAL INVESTMENTS - 99.7% (Cost - $12,367,000) (a)	$12,367,000

	OTHER ASSETS AND LIABILITIES - 0.3%	42,246

	NET ASSETS - 100.0%	$12,409,246

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $12,367,000.

CONSOLIDATED SCHEDULES OF INVESTMENTS
JAMES ALPHA MACRO PORTFOLIO (Unaudited)
November 30, 2016

Shares		Value
	EXCHANGE TRADED FUNDS - 89.5%
	ALTERNATIVE INVESTMENTS - 7.0%
73,007	AQR Managed Futures Strategy Fund	$681,883
19,009	Horizons Auspice Managed Futures Index ETF * +	140,171
		822,054
	ASSET ALLOCATION FUNDS - 41.0%
57,265	Altegris Futures Evolution Strategy Fund	573,795
276	First Trust Morningstar Managed Futures Strategy *	12,892
1,058	PowerShares CEF Income Composite Portfolio	23,244
22,564	PowerShares DB US Dollar Index Bullish Fund *	592,305
5,308	ProShares Managed Futures Strategy ETF *	216,340
17,123	Salient Adaptive Growth Fund	138,356
493	SPDR Bloomberg Barclays Convertible Securities ETF	22,579
3,693	US Equity High Volatility Put Write Index Fund	72,272
76,011	WisdomTree Managed Futures Strategy Fund *	3,127,093
		4,778,876
	COMMODITY FUNDS - 3.8%
1,450	iPath Bloomberg Coffee Subindex Total Return ETN *	31,291
1,134	iPath Bloomberg Grains Subindex Total Return ETN *	32,166
4,437	iShares S&P GSCI Commodity Indexed Trust *	66,200
3,218	PowerShares DB Agriculture Fund *	64,167
1,973	SPDR Gold Shares * +	220,483
135	United States Natural Gas Fund LP *	1,138
2,352	United States Oil Fund LP *	25,707
		441,152
	DEBT FUNDS - 30.9%
3,084	Highland/iBoxx Senior Loan ETF	57,239
1,572	iShares 20+ Year Treasury Bond ETF	189,017
795	iShares Barclays USD Asia High Yield Bond Index ETF	8,602
619	iShares Floating Rate Bond ETF	31,414
54	iShares iBoxx $ High Yield Corporate Bond ETF	4,625
2,915	iShares JP Morgan USD Emerging Markets Bond ETF	318,639
1	iShares MBS ETF	107
845	PowerShares Senior Loan Portfolio	19,553
4,017	SPDR Barclays Euro High Yield Bond UCITS ETF	242,592
91	SPDR Barclays Sterling Corporate Bond UCITS ETF	6,763
56	SPDR Bloomberg Barclays High Yield Bond ETF	2,023
6,722	VanEck Vectors Emerging Markets High Yield Bond ETF	160,454
48	VanEck Vectors International High Yield Bond ETF	1,140
46,835	Vanguard Total International Bond ETF	2,553,913
		3,596,081
	EQUITY FUNDS - 6.8%
11,168	AdvisorShares STAR Global Buy-Write ETF *	304,663
3,460	Global X Scientific Beta US ETF	91,240
489	iPATH S&P 500 VIX Short-Term Futures ETN *	13,638
32	IQ Merger Arbitrage ETF	935
306	iShares Latin America 40 ETF	8,602
501	iShares Mortgage Real Estate Capped ETF	21,358
1,244	iShares MSCI EAFE ETF	70,647
10	iShares MSCI Frontier 100 ETF	247
724	iShares MSCI Japan ETF	36,120
225	iShares MSCI United Kingdom ETF	6,763
55	iShares MSCI United Kingdom Small-Cap ETF	1,874
3,787	iShares S&P/TSX Global Gold Index ETF	33,516
3,371	ProShares Short S&P 500 *	125,772
257	ProShares Short VIX Short-Term Futures ETF *	21,760
260	SPDR EURO STOXX 50 ETF	8,159
274	VanEck Vectors Africa Index ETF	5,324
1,096	Vanguard FTSE Emerging Markets ETF	39,697
		790,315

	TOTAL EXCHANGE TRADED FUNDS (Cost - $10,760,524)	10,428,478

	TOTAL INVESTMENTS - 89.5% (Cost - $10,760,524) (a)	$10,428,478

	OTHER ASSETS AND LIABILITIES - 10.5%	1,225,615

	NET ASSETS - 100.0%	$11,654,093

*	Non-income producing securities.

+	All or a portion of this investment is a holding of the James Alpha Cayman Commodity Fund I Ltd.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $10,774,094 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$41,723
Unrealized depreciation:	(387,339)
Net unrealized depreciation:	$(345,616)

SCHEDULES OF INVESTMENTS
JAMES ALPHA GLOBAL REAL ESTATE INVESTMENTS PORTFOLIO (Unaudited)
November 30, 2016

Shares		Value
	COMMON STOCK - 100.0%
	ASIA PACIFIC - 12.4%
	AUSTRALIA - 1.6%
1,008,000	Westfield Corp.	$6,807,117

	HONG KONG - 1.3%
373,200	Cheung Kong Property Holdings Ltd.	2,554,830
979,500	China Overseas Land & Investment Ltd.	2,828,644
		5,383,474
	JAPAN - 7.8%
188,100	Aeon Mall Co. Ltd.	2,723,814
13,254	Invincible Investment Corp.	6,630,199
178,100	Mitsubishi Estate Co. Ltd.	3,603,577
111,100	Mitsui Fudosan Co. Ltd.	2,623,323
2,791	Nippon Building Fund, Inc.	15,602,852
846	Nippon Prologis REIT, Inc.	1,758,896
		32,942,661
	SINGAPORE - 1.7%
5,038,700	Global Logistic Properties Ltd.	7,246,385

	TOTAL ASIA PACIFIC (Cost - $65,685,768)	52,379,637

	EUROPE -19.2%
	BELGIUM - 1.1%
178,098	Intervest Offices & Warehouses NV	4,505,897

	FRANCE - 1.7%
174,200	Klepierre	6,501,889
3,058	Unibail-Rodamco SE	675,548
		7,177,437
	GERMANY - 2.4%
189,300	ADO Properties SA	6425907
112,900	Vonvoia SE	3,644,431
		10,070,338
	ITALY - 1.1%
643,400	COIMA RES SpA *	4,569,467

	NETHERLANDS - 1.4%
658,300	NSI NV	2,534,921
85,900	Wereldhave NV	3,591,149
		6,126,070
	SPAIN - 0.6%
367,930	Inmobiliaria Colonial SA	2,469,041

	SWEDEN - 0.6%
318,300	Scandic Hotels Group AB *	2,499,648

	UNITED KINGDOM - 10.3%
24,500	Derwent London PLC	737,708
6,212,700	Empiric Student Property PLC	8,615,986
730,800	Great Portland Estates PLC	5,546,850
497,600	Kennedy Wilson Europe Real Estate PLC	6,105,110
3,845,500	McCarthy & Stone PLC	7,989,998
2,097,400	Secure Income REIT PLC *	8,103,872
1,913,800	Tritax Big Box REIT PLC	3,146,691
444,407	UNITE Group PLC	3,103,804
		43,350,019

	TOTAL EUROPE (Cost - $97,085,667)	80,767,917

	NORTH AMERICA - 68.4%
	CANADA - 3.4%
223,800	Boardwalk Real Estate Investment Trust	7,423,382
210,850	Brookfield Asset Management, Inc.	7,021,305
		14,444,687
	UNITED STATES - 65.0%
114,000	Acadia Realty Trust	3,768,840
38,200	American Campus Communities, Inc.	1,799,602
63,000	ARMOUR Residential REIT, Inc.	1,401,120
328,127	Ashford Hospitality Prime, Inc.	4,206,588
83,800	Blackstone Mortgage Trust, Inc.	2,520,704
206,800	Brixmor Property Group, Inc.	5,035,580
52,100	Camden Property Trust	4,100,791
598,500	CatchMark Timber Trust, Inc. - Cl. A	6,547,590
188,900	Chatham Lodging Trust	3,619,324
137,900	Chesapeake Lodging Trust	3,269,609
733,400	ClubCorp Holdings, Inc.	9,534,200
566,300	CoreCivic, Inc.	12,860,673
102,900	CorEnergy Infrastructure Trust, Inc.	3,367,917
300,500	CoreSite Realty Corp.	21,194,265
253,500	CyrusOne, Inc.	10,819,380
81,700	Digital Realty Trust, Inc.	7,543,361
71,300	Education Realty Trust, Inc.	2,894,780
690,400	Ellington Financial LLC	11,025,688
136,831	Ellington Residential Mortgage REIT	1,829,430
62,200	Equinix, Inc,	21,070,873
158,200	Equity Residential	9,493,582
406,100	Extended Stay America, Inc.	6,318,916
156,100	Extra Space Storage, Inc.	10,951,976
272,800	First Potomac Realty Trust	2,681,624
135,812	Four Corners Property Trust, Inc.	2,604,874
185,300	Gaming and Leisure Properties, Inc.	5,653,503
205,400	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,083,352
58,700	Healthecare Realty Trust, Inc.	1,660,036
595,900	Independence Realty Trust, Inc.	5,094,945
338,700	La Quinta Holdings, Inc. *	4,111,818
132,511	Mid-America Apartment Communities, Inc.	12,141,983
292,200	National Storage Affiliates Trust, Inc.	6,013,476
236,300	Nationstar Mortgage Holdings, Inc. *	4,012,374
494,838	New Senior Investment Group, Inc.	5,017,657
1,127,092	New York REIT, Inc.	10,865,167
736,200	NorthStar Realty Europe Corp.	7,899,426
480,400	NorthStar Realty Finance Corp.	7,273,256
134,300	PennyMac Mortgage Investment Trust	2,186,404
93,100	Physicians Realty Trust	1,686,972
94,700	Regency Centers Corp.	6,329,748
363,000	Select Income REIT	8,871,720
20,500	Simon Property Group, Inc.	3,682,825
195,800	VEREIT, Inc.	1,623,182
52,400	Welltower, Inc.	3,289,672
98,400	Western Asset Mortgage Capital Corp.	1,051,896
		273,010,699

	TOTAL NORTH AMERICA (Cost - $362,106,069)	287,455,386

	TOTAL COMMON STOCK (Cost - $524,877,504)	420,602,940

	SHORT-TERM INVESTMENTS - 0.4%
1,742,771	Milestone Treasury Obligations Portfolio, Institutional Class

	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,742,771)	1,742,771

	TOTAL INVESTMENTS - 100.4% (Cost - $526,620,275) (a)	$422,345,711

	OTHER ASSETS AND LIABILITIES - (0.4)%	(1,919,810)

	NET ASSETS - 100.0%	$420,425,901

*	Non-income producing securities.

PLC - Public Liability Company

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $524,585,171 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,148,484
Unrealized depreciation:	(103,387,944)
Net unrealized depreciation:	$(102,239,460)

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited)
November 30, 2016

Shares		Value
	COMMON STOCK - 88.2%
	AGRICULTURE - 0.6%
1,600	Reynolds American, Inc.	$86,560

	AIRLINES - 0.5%
1,400	Virgin America, Inc. *	79,100

	APPAREL - 0.4%
2,705	Skechers U.S.A., Inc. - Cl. A *	61,620

	AUTO MANUFACTURERS - 0.3%
3,155	Blue Bird Corp. *	51,427

	BANKS - 0.3%
1,300	Yadkin Financial Corp.	42,588

	BEVERAGES - 0.2%
2,389	DavidsTea, Inc. *	22,815

	BIOTECHNOLOGY - 0.9%
7,310	NeoGenomics, Inc. *	65,351
4,130	Pacific Biosciences of California, Inc. *	31,429
4,937	Pfenex, Inc. *	45,766
		142,546
	CHEMICALS - 0.3%
200	Monstanto Co.	20,542
200	Valspar Corp.	20,418
52	Valvoline, Inc.	1,091
		42,051
	COMMERCIAL SERVICES - 4.1%
856	Cardtronics, Inc. *	42,346
459	CoStar Group, Inc. *	87,720
3,275	HMS Holdings Corp. *	59,998
2,510	KAR Auction Services, Inc.	105,822
1,156	LendingTree, Inc. *	121,149
300	LifeLock, Inc. *	7,143
2,560	Paylocity Holding Corp. *	84,762
821	Professional Diversity Network, Inc. *	6,855
1,700	Team Health Holdings, Inc. *	72,335
308	WEX, Inc. *	34,037
		622,167
	COMPUTERS - 1.6%
1,800	Brocade Communications Sy	22,212
713	Dell Technologies, Inc. - Class V *	38,188
1,600	Mentor Graphics Corp.	58,480
1,270	NUTANIX, Inc. - Class A *	40,640
2,628	Qualys, Inc. *	87,250
		246,770
	COSMETICS/PERSONAL CARE - 0.0%
52	elf Beauty, Inc. *	1,636

	DIVERSIFIED FINANCIAL SERVICES - 2.9%
3,700	Bats Global Markets, Inc.	117,660
6,012	Ellington Financial LLC	96,012
1,564	Financial Engines, Inc.	54,505
1,657	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	32,941
3,137	Nationstar Mortgage Holdings, Inc. *	53,266
1,204	WageWorks, Inc. *	88,915
		443,299

	ELECTRONICS - 0.3%
1,479	IMAX Corp. *	47,254

	ENTERTAINMENT - 0.3%
1,523	Gaming and Leisure Properties, Inc.	46,467

	ENVIRONMENTAL CONTROL - 0.2%
7,301	Fenix Parts, Inc. *	25,042

	FOOD - 1.4%
3,700	WhiteWave Foods Co. *	203,833

	HEALTHCARE-PRODUCTS - 3.2%
2,900	Alere, Inc. *	115,188
718	Bio-Techne Corp.	75,649
4,573	GenMark Diagnostics, Inc. *	53,138
1,054	Inogen, Inc. *	67,909
54	iRhythm Technologies, Inc. *	1,647
1,900	St Jude Medical, Inc.	150,480
3,358	T2 Biosystems, Inc. *	19,577
		483,588
	HEALTHCARE-SERVICES - 3.2%
3,784	AAC Holdings, Inc. *	31,748
2,374	Acadia Healthcare Co., Inc. *	90,236
1,748	Adeptus Health, Inc. - Cl. A *	14,648
42	American Renal Associates Holdings, Inc. *	1,026
9,709	Envision Healthcare Holdings, Inc. *	220,589
300	Humana, Inc.	63,792
109	Medpace Holdings, Inc. *	3,889
1,343	Surgical Care Affiliates, Inc. *	56,473
		482,401
	HOME FURNISHINGS - 1.2%
1,700	Harman International Industries, Inc.	185,929

	INSURANCE - 0.5%
800	Endurance Specialty Holdings Ltd.	73,760

	INTERNET - 3.3%
6,276	Attunity Ltd. *	35,710
2,966	FireEye, Inc. *	38,083
617	Imperva, Inc. *	23,539
1,600	LinkedIn Corp. *	312,384
4,395	RingCentral, Inc. - Cl. A *	94,712
		504,428
	LEISURE TIME - 0.5%
5,897	ClubCorp Holdings, Inc.	76,661

	LODGING - 1.1%
3,600	Extended Stay America, Inc.	56,016
6,959	La Quinta Holdings, Inc. *	84,482
2,600	Scandic Hotels Group AB *	20,418
		160,916
	MACHINERY-DIVERSIFIED - 0.2%
1,000	Joy Global, Inc.	28,030

	MINING - 4.2%
26,560	Emerge Energy Services LP *	342,624
15,930	Hi-Crush Partners LP *	290,723
		633,347

	OIL & GAS - 1.7%
867	Carrizo Oil & Gas, Inc. *	36,709
1,305	Parsley Energy, Inc. - Cl. A *	49,786
3,144	Rice Energy, Inc. *	76,556
3,044	Sanchez Production Partners LP	33,484
1,700	SandRidge Energy, Inc. *	38,930
1,500	Transocean Partners LLC	23,040
		258,505
	OIL & GAS SERVICES - 1.9%
5,520	Targa Resources Corp.	294,161

	PHARMACEUTICALS - 2.1%
300	Allergan PLC *	58,290
14,392	BioDelivery Sciences International, Inc. *	24,466
2,177	Catalent, Inc. *	52,096
9,499	Keryx Biopharmaceuticals, Inc. *	55,094
6,379	Lipocine, Inc. *	21,816
44	Patheon NV *	1,204
889	Premier, Inc. - Cl. A *	26,794
1,357	Radius Health, Inc. *	72,220
		311,980
	PIPELINES - 14.1%
4,730	Cheniere Energy, Inc *	193,268
1,100	Columbia Pipeline Partners LP	18,865
13,360	Enable Midstream Partners LP	208,683
11,700	Energy Transfer Equity LP	199,251
6,750	Energy Transfer Partners LP	237,060
12,210	EnLink Midstream Partners LP	213,919
6,924	MPLX LP	227,453
7,680	Noble Midstream Partners LP *	246,298
8,380	SemGroup Corp.	302,099
3,200	Spectra Energy Corp.	131,040
6,530	Sunoco Logistics Partners LP	154,696
		2,132,632
	REAL ESTATE - 2.8%
712	ADO Properties SA	24,169
1,650	Brookfield Asset Management, Inc.	54,945
3,200	Cheung Kong Property Holdings Ltd.	21,906
7,900	China Overseas Land & Investment LTd.	22,814
49,200	Global Logistic Properties Ltd.	70,757
3,077	Inmobiliaria Colonial SA	20,649
4,160	Kennedy Wilson Europe Real Estate PLC	51,040
29,344	McCarthy & Stone PLC	60,970
1,600	Mitsubishi Estate Co. Ltd.	32,374
1,000	Mitsui Fudosan Co. Ltd.	23,612
3,581	UNITE Group PLC	25,010
600	Vonovia SE	19,368
		427,614
	REITS - 18.9%
997	Acadia Realty Trust	32,961
312	American Campus Communities, Inc.	14,698
4,429	Ashford Hospitality Prime, Inc.	56,780
646	Blackstone Mortgage Trust, Inc.	19,432
1,900	Boardwalk Real Estate Investment Trust	63,022
1,600	Brixmor Property Group, Inc.	38,960
452	Camden Property Trust	35,577
4,668	CatchMark Timber Trust, Inc. - Cl. A	51,068
1,831	Chatham Lodging Trust	35,082
1,500	Chesapeake Lodging Trust	35,565
13,300	COIMA RES SpA *	94,457
4,571	CoreCivic, Inc. *	103,807
284	CorEnergy Infrastructure Trust, Inc.	9,295
2,298	CoreSite Realty Corp.	162,078
2,641	CyrusOne, Inc.	112,718
200	Derwent London PLC	6,022

685	Digital Realty Trust, Inc.	63,246
600	Education Realty Trust, Inc.	24,360
49,004	Empiric Student Property PLC	67,960
476	Equinix, Inc.	161,250
1,900	Equity One, Inc. *	56,734
939	Equity Residential	56,349
1,261	Extra Space Storage, Inc.	88,472
1,227	Four Corners Property Trust, Inc.	23,534
4,389	Global Medical REIT, Inc.	32,084
7,000	Great Portland Estates PLC	53,131
500	Healthcare Realty Trust, Inc.	14,140
4,666	Independence Realty Trust, Inc.	39,894
1,194	Intervest Offices & Warehouses NV	30,208
115	Invincible Investment Corp.	57,528
1,281	Klepierre	47,812
937	Mid-America Apartment Communities, Inc.	85,857
2,500	National Storage Affiliates Trust	51,450
5,031	New Senior Investment Group, Inc.	51,014
9,314	New York REIT, Inc.	89,787
24	Nippon Building Fund, Inc.	134,170
7	Nippon Prologis REIT, Inc.	14,554
5,355	NorthStar Realty Europe Corp.	57,459
4,372	NorthStar Realty Finance Corp.	66,192
5,446	NSI NV	20,971
587	PennyMac Mortgage Investment Trust	9,556
752	Physicians Realty Trust	13,626
2,900	Post Properties, Inc.	188,558
818	Regency Centers Corp.	54,675
18,333	Secure Income REIT PLC *	70,835
3,035	Select Income REIT	74,175
200	Simon Property Group, Inc.	35,930
15,200	Tritax Big Box REIT PLC	24,992
18	Unibail-Rodamco SE	3,976
1,600	VEREIT, Inc.	13,264
301	Welltower, Inc.	18,897
700	Wereldhave NV	29,264
1,120	Western Asset Mortgage Capital Corp.	11,973
8,219	Westfield Corp.	55,504
		2,864,903
	RETAIL - 3.2%
44	At Home Group, Inc. *	567
5,162	Boot Barn Holdings, Inc. *	81,456
2,200	Cabela’s, Inc. *	136,928
1,317	Copart, Inc. *	72,066
2,300	CST Brands, Inc.	110,469
768	Five Below, Inc. *	30,229
1,661	Fogo De Chao, Inc. *	23,005
3,300	Rite Aid Corp. *	26,268
		480,988
	SAVINGS & LOANS - 0.1%
700	EverBank Financial Corp.	13,510

	SEMICONDUCTORS - 1.7%
0	Broadcom Ltd.	26
1,600	Intersil Corp.	35,440
2,200	NXP Semiconductors NV *	218,130
		253,596
	SOFTWARE - 6.4%
1,018	2U, Inc. *	33,655
52	Apptio, Inc. *	1,030
1,493	Black Knight Financial Services, Inc. - Cl. A *	55,241
319	Blackline, Inc. *	8,594
2,209	Callidus Software, Inc.	34,681
1,416	Cotiviti Holdings, Inc. *	42,183
1,322	Coupa Software, Inc. *	41,960

2,930	Envestnet, Inc. *	105,773
8,055	Five9, Inc. *	127,511
1,626	Guidewire Software, Inc. *	90,584
890	Instructure, Inc. *	17,400
300	Interactive Intelligence Group, Inc. *	18,135
399	NantHealth, Inc. *	4,601
2,261	Paycom Software, Inc. *	101,451
4,156	SS&C Technologies Holdings, Inc.	124,722
498	Talend SA * - ADR	11,499
800	TubeMogul, Inc. *	11,200
209	Ultimate Software Group, Inc. *	42,830
2,101	Veeva Systems, Inc. - Cl. A *	97,655
		970,705
	TELECOMMUNICATIONS - 1.8%
459	Acacia Communications, Inc. *	31,790
5,109	GTT Communications, Inc. *	129,769
16,504	ShoreTel, Inc. *	115,528
		277,087
	TEXTILES - 0.4%
600	G&K Services, Inc.	57,552

	TRANSPORTATION - 1.4%
8,650	Golar LNG Ltd.	211,060
54	ZTO Express Cayman, Inc. - ADR *	817
		211,877

	TOTAL COMMON STOCK (Cost - $14,704,825)	13,349,345

	EXCHANGE TRADED FUNDS - 16.4%
	ASSET ALLOCATION FUNDS - 3.0%
916	ProShares UltraShort Yen *	70,422
8,506	SPDR Barclays Convertible Securities ETF	389,575
		459,997
	DEBT FUNDS - 6.1%
5,640	iShares US Preferred Stock ETF	211,387
39,660	James Alpha Hedged High Income Portfolio, Class I +	364,081
33,325	Semper MBS Total Return Fund	352,241
		927,709
	EQUITY FUNDS - 7.3%
28,100	Alerian MLP ETF	347,316
2,329	First Trust STOXX European Select Dividend Index Fund	26,522
3,736	Global X SuperDividend ETF	76,364
5,443	WisdomTree High Dividend Fund	357,986
5,857	WisdomTree Japan Hedged Equity Fund	288,164
		1,096,352

	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,545,736)	2,484,058

Contracts (a)		Expiration Date - Exercise Price
	PURCHASED OPTIONS - 0.0% *
	PUT OPTIONS PURCHASED - 0.0% *
2	Allergan PLC	12/02/2016 - $205.00	2,190
	(Premiums Received - $1,504)		2,190

	CALL OPTIONS PURCHASED - 0.0% *
10	CBOE Holdings, Inc.	01/20/2017 - $72.50	600
	(Premiums Received - $493)		600

	TOTAL PURCHASED OPTIONS (Premiums Received - $1,997)		2,790
Shares
	SHORT-TERM INVESTMENTS - 4.4%
664,753	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $664,753)		664,753

	TOTAL INVESTMENTS - 109.0% (Cost - $17,917,311) (b)		$16,500,946

	OTHER ASSETS AND LIABILITIES - (9.0)%		(1,355,773)

	NET ASSETS - 100.0%		$15,145,173

Shares		Value
	SECURITIES SOLD SHORT - (21.2)% *
	COMMON STOCK - (14.6)%
	AGRICULTURE - (0.4)%
441	British American Tobacco PLC - ADR	$48,087
579	Cadiz, Inc.	6,022
		54,109
	AUTO MANUFACTURERS - (0.5)%
5,335	Wabash National Corp.	73,570

	AUTO PARTS & EQUIPMENT - (0.5)%
2,127	Mobileye NV	79,188

	BANKS - (0.3)%
2,808	FNB Corp.	42,906

	BIOTECHNOLOGY - (0.2)%
1,700	Cellectis SA - ADR	28,662

	DIVERSIFIED FINANCIAL SERVICES - (0.5)%
1,184	CBOE Holdings, Inc.	81,578

	ELECTRIC - (1.0)%
1,834	El Paso Electric Co.	82,622
1,723	Unitil Corp.	73,176
		155,798
	GAS - (1.6)%
1,099	Atmos Energy Corp.	78,161
1,350	Chesapeake Utilities Corp.	87,480
1,327	ONE Gas, Inc.	79,633
		245,274
	HEALTHCARE-PRODUCTS - (1.6)%
1,653	Abbott Laboratories	62,930
2,014	Genomic Health, Inc.	61,286
396	Globus Medical, Inc.	8,569
1,936	Meridian Bioscience, Inc.	33,493
1,142	ResMed, Inc.	70,210
		236,488
	HEALTHCARE-SERVICES - (1.6)%
252	Aetna, Inc.	32,972
1,105	Air Methods Corp.	36,133
1,704	Amsurg Corp.	116,076
1,599	Civitas Solutions, Inc.	26,783
2,210	Select Medical Holdings Corp.	26,851
		238,815
	INTERNET - (0.1)%
367	Wayfair, Inc. - Cl. A	13,377

	LEISURE TIME - (0.2)%
2,532	ClubCorp Holdings, Inc.	32,916

	MISCELLANEOUS MANUFACTURING - (0.4)%
1,267	American Railcar Industries, Inc.	56,876

	OIL & GAS - (0.3)%
19,382	Bonanza Creek Energy, Inc.	19,382
1,714	Transocean Ltd.	22,111
		41,493

	PHARMACEUTICALS - (0.2)%
4,155	Bio-Path Holdings, Inc.	5,111
1,300	Pfizer, Inc.	31,265
		36,376
	PIPELINES - (1.2)%
3,147	Enbridge, Inc.	132,300
1,950	Sunoco Logistics Partners LP	46,195
		178,495
	REITS - (1.6)%
2,059	Mid-America Apartment Communities, Inc.	188,666
855	Regency Centers Corp.	57,148
		245,814
	RETAIL - (1.6)%
390	Burlington Stores, Inc.	34,289
1,476	CarMax, Inc.	85,298
4,318	Lumber Liquidators Holdings, Inc.	76,213
2,436	PetMed Express, Inc.	53,178
		248,978
	SOFTWARE - (0.7)%
947	j2 Global, Inc.	69,614
474	VMware, Inc. - Cl. A	38,460
		108,074
	TELECOMMUNICATIONS - (0.1)%
9,464	Tidewater, Inc.	21,672

	TOTAL COMMON STOCK (Proceeds - $2,137,779)	2,220,459

	EXCHANGED TRADED FUNDS - (6.6)%
	EQUITY FUNDS - (6.6)%
1,336	iShares Russell 2000 ETF	175,831
5,393	iShares Russell 2000 Growth ETF	821,408
	TOTAL EXCHANGED TRADED FUNDS (Proceeds - $961,100)	997,239

	TOTAL SECURITIES SOLD SHORT (Proceeds - $3,098,879) (b)	$3,217,698

*	Non-income producing securities

+	Investment in affiliate

ADR - American Depositary Receipt

PLC - Public Liability Company

(a)	Each contract is equivalent to 100 shares of the underlying security.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including securities sold short and options written, is $14,666,396 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$546,618
Unrealized depreciation:	(1,929,766)
Net unrealized depreciation:	$(1,383,148)

SCHEDULES OF INVESTMENTS
JAMES ALPHA MANAGED RISK DOMESTIC EQUITY PORTFOLIO (Unaudited)
November 30, 2016

Shares			Value
	EXCHANGE TRADED FUNDS - 96.3%
	EQUITY FUND - 96.3%
25,900	SPDR S&P500 ETF Trust +		$5,707,842
	TOTAL EXCHANGE TRADED FUNDS (Cost - $5,344,792)		5,707,842

Contracts (a)		Expiration Date - Exercise Price
	PUT OPTIONS PURCHASED - 1.6% *
225	SPDR S&P500 ETF Trust	12/30/2016 - $213.00	25,650
75	SPDR S&P500 ETF Trust	1/20/2017 - $216.00	19,725
175	SPDR S&P500 ETF Trust	1/20/2017 - $217.00	51,625
	TOTAL PURCHASED OPTIONS (Cost - $146,496)		97,000

Shares
	SHORT-TERM INVESTMENTS - 2.3%
133,569	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $133,569)		133,569

	TOTAL INVESTMENTS - 100.2% (Cost - $5,624,857) (b)		$5,938,411

	OTHER ASSETS AND LIABILITIES - (0.2)%		(12,118)

	NET ASSETS - 100.0%		$5,926,293

Contracts (a)		Expiration Date - Exercise Price	Value
	WRITTEN OPTIONS - (1.5)% *
	PUT OPTIONS WRITTEN - (0.6)%
10	SPDR S&P500 ETF Trust	12/30/2016 - $200.00	$250
225	SPDR S&P500 ETF Trust	12/30/2016 - $203.00	8,100
75	SPDR S&P500 ETF Trust	1/20/2017 - $206.00	7,575
175	SPDR S&P500 ETF Trust	1/20/2017 - $207.00	18,550
	(Premiums Received - $59,113)		34,475

	CALL OPTIONS WRITTEN - (0.9)%
75	SPDR S&P500 ETF Trust	12/07/2016 - $217.00	30,975
10	SPDR S&P500 ETF Trust	12/07/2016 - $219.00	2,476
40	SPDR S&P500 ETF Trust	12/07/2016 - $220.00	6,680
50	SPDR S&P500 ETF Trust	12/07/2016 - $221.00	5,350
75	SPDR S&P500 ETF Trust	12/30/2016 - $224.00	6,150
	(Premiums Received - $52,326)		51,631

	TOTAL WRITTEN OPTIONS (Premiums Received - $111,439) (b)		$86,106

*	Non-income producing security.

+	All or a portion of this security is segregated as collateral for options written.

(a)	Each contract is equivalent to 100 shares of the underlying security.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including put and call options written, is $5,607,584 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$397,873
Unrealized depreciation:	(153,152)
Net unrealized appreciation:	$244,721

	OPEN RETURN SWAPS - 0.9%
Notional			Expiration	Pay/Receive	Fixed	Unrealized
Amount	Reference Entity	Counterparty	Date	Fixed Rate	Rate	Gain
7,000	SPY SPDR SP 500 ETF Trust	Goldman Sachs	11/10/2017	Receive	0.537	54,789
						54,789

SCHEDULES OF INVESTMENTS
JAMES ALPHA MANAGED RISK EMERGING MARKETS EQUITY PORTFOLIO (Unaudited)
November 30, 2016

Shares			Value
	EXCHANGE TRADED FUND - 93.4%
	EQUITY FUND - 93.4%
203,000	iShares MSCI Emerging Markets ETF +		$7,206,500
	TOTAL EXCHANGE TRADED FUNDS (Cost - $7,101,390)		7,206,500

Contracts (a)		Expiration Date - Exercise Price
	PUT OPTIONS PURCHASED - 3.8% *
1,100	iShares MSCI Emerging Markets ETF	12/16/2016 - $37.00	166,100
150	iShares MSCI Emerging Markets ETF	12/30/2016 - $33.50	4,050
1,600	iShares MSCI Emerging Markets ETF	12/30/2016 - $34.00	62,400
800	iShares MSCI Emerging Markets ETF	01/20/2016 - $34.00	48,800
200	iShares MSCI Emerging Markets ETF	01/20/2016 - $34.50	14,600
	TOTAL PURCHASED OPTIONS (Cost - $331,451)		295,950

Shares
	SHORT-TERM INVESTMENTS - 0.7%
56,199	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $56,198)		56,199

	TOTAL INVESTMENTS - 98.0% (Cost - $7,489,039) (b)		$7,558,649

	OTHER ASSETS AND LIABILITIES - 2.0%		156,737

	NET ASSETS - 100.0%		$7,715,386

Contracts (a)		Expiration Date - Exercise Price	Value
	WRITTEN OPTIONS - (1.4)%
	PUT OPTIONS WRITTEN - (1.2)% *
1,100	iShares MSCI Emerging Markets ETF	12/16/2016 - $35.00	$44,000
1,750	iShares MSCI Emerging Markets ETF	12/30/2016 - $32.00	21,000
800	iShares MSCI Emerging Markets ETF	01/20/2016 - $32.00	18,400
200	iShares MSCI Emerging Markets ETF	01/20/2016 - $32.50	6,000
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $157,040)		89,400

	CALL OPTIONS WRITTEN - (0.2)% *
600	iShares MSCI Emerging Markets ETF	12/02/2016 - $35.50	12,000
450	iShares MSCI Emerging Markets ETF	12/02/2016 - $38.00	450
250	iShares MSCI Emerging Markets ETF	12/30/2016 - $37.00	4,250
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $36,714)		16,700

	TOTAL OPTIONS WRITTEN (Premiums Received - $193,754) (b)		$106,100

*	Non-income producing security.

+	All or a portion of this security is segregated as collateral for options written.

(a)	Each contract is equivalent to 100 shares of the underlying security.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including put options written, is $7,327,230 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$266,096
Unrealized depreciation:	(140,777)
Net unrealized appreciation:	$125,319

	OPEN RETURN SWAPS - (1.2)%
Notional			Expiration	Pay/Receive	Fixed	Unrealized
Amount	Reference Entity	Counterparty	Date	Fixed Rate	Rate	Loss
56,000	EEM iShares MSCI Emerging Market	Goldman Sachs	11/10/2017	Receive	0.537	(94,385)
						(94,385)

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited)
November 30, 2016

Principal		Coupon Rate (%)		Maturity Date	Value
	ASSET-BACKED SECURITIES - 15.1%
	AUTOMOBILE ASSET-BACKED SECURITIES - 1.1%
$120,000	Drive Auto Receivables Trust 2015-A #	4.1200		7/15/2022	$122,527
50,000	Drive Auto Receivables Trust 2016-B #	4.5300		8/15/2023	50,502
					$173,029

	COMMERCIAL ASSET-BACKED SECURITIES - 4.0%
100,000	Citigroup Commercial Mortgage Trust 2014-GC25 #	3.5480		10/10/2047	72,102
75,000	Citigroup Commercial Mortgage Trust 2016-GC37 #	2.7880		4/10/2049	50,549
136,500	JPMBB Commercial Mortgage Securities Trust 2014-C25 #	4.0968	*	11/15/2047	103,279
100,000	JPMBB Commercial Mortgage Securities Trust 2015-C31	4.2722	*	8/15/2048	72,073
100,000	Wells Fargo Commercial Mortgage Trust 2015-C27 #	3.7680	*	2/15/2048	71,478
100,000	Wells Fargo Commercial Mortgage Trust 2015-C28	4.2740	*	5/15/2048	74,939
50,000	Wells Fargo Commercial Mortgage Trust 2015-C29	4.3657	*	6/15/2048	38,432
100,000	Wells Fargo Commercial Mortgage Trust 2015-NXS2	4.3930	*	7/15/2058	74,441
53,000	Wells Fargo Commercial Mortgage Trust 2015-SG1	4.6197	*	12/15/2047	41,873
					599,166

	OTHER ASSET-BACKED SECURITIES - 4.5%
150,000	American Homes 4 Rent 2014-SFR1 #	3.6840	*	6/17/2031	147,604
125,000	Colony American Homes 2014-1 #	3.2340	*	5/17/2031	124,878
200,000	Invitation Homes 2014-SFR1 Trust #	4.2574	*	6/17/2031	198,997
100,000	Invitation Homes 2014-SFR2 Trust #	4.5074	*	9/17/2031	100,123
100,000	SWAY Residential 2014-1 Trust #	4.8074	*	1/17/2017	100,579
					672,181

	WHOLE LOAN COLLATERALIZED MORTGAGE OBLIGATIONS - 5.5%
209,338	Alternative Loan Trust 2006-6CB	5.7500		5/25/2036	162,342
100,000	Fannie Mae Connecticut Avenue Securities	11.3420	*	7/25/2024	99,625
30,000	Fannie Mae Connecticut Avenue Securities	6.2244	*	4/25/2028	32,436
15,000	Fannie Mae Connecticut Avenue Securities	10.7744	*	1/25/2029	16,303
100,000	Fannie Mae Connecticut Avenue Securities	4.9744	*	1/25/2029	109,147
95,000	Fannie Mae Connecticut Avenue Securities	11.2744	*	1/25/2029	96,177
70,000	Fannie Mae Connecticut Avenue Securities	3.4533	*	7/25/2024	77,291
65,000	Fannie Mae Connecticut Avenue Securities	6.0033	*	4/25/2028	65,807
130,000	Freddie Mac Structured Agency Credit Risk Debt Notes	9.3244	*	3/25/2028	130,568
64,082	Luminent Mortgage Trust 2006-2	0.6533	*	2/25/2046	44,279
					833,975

	TOTAL ASSET-BACKED SECURITIES (Cost - $2,292,735)				2,278,351

	TERM LOANS - 7.2%
	COMMUNICATIONS - 2.1%
105,330	CBS Radio	7.0000		5/15/2019	105,988
110,000	Telesat			11/8/2023	110,137
25,000	Windstream Servces LLC			3/30/2021	25,131
75,000	Windstream Servces LLC			3/30/1931	74,938
					316,194

	ENERGY - 0.2%
25,000	Constellation Enterprises	8.5000		8/16/2021	26,813

	ENTERTAINMENT - 1.0%
50,000	Lions Gate	3.7500		10/13/2023	50,219
100,000	Mohegan Tribal Gaming Authority			9/30/2023	100,135
					150,354

	FOOD - 0.8%
125,000	Chobani			10/3/2023	126,602

	INTERNET - 0.4%
55,000	Cablevision	8.5000		9/12/2024	55,470

	REIT - 0.6%
85,000	Communications Sales & Leasing, Inc. #	—			85,691

	RETAIL - 2.1%
49,184	Nebraska Book Holdings, Inc. # +	8.0000		9/18/2020	49,184
275,484	Nebraska Book Holdings, Inc. # +	8.0000		9/19/2020	275,484
					324,668

	TOTAL TERM LOANS (Cost - $1,075,805)				1,085,792

	CORPORATE BONDS - 48.6%
	AEROSPACE/DEFENSE - 0.2%
36,000	Kratos Defense & Security Solutions, Inc.	7.0000		5/15/2019	35,190

	AIRLINES - 0.8%
120,000	Intrepid Aviation Group Holdings LLC #	8.2500		7/15/2017	118,200

	APPAREL - 2.7%
390,000	Boardriders SA	8.8750		12/15/2017	400,755

	AUTO MANUFACTURERS - 0.7%
100,000	General Motors Financial Co., Inc.	4.3000		7/13/2025	98,494

	AUTO PARTS & EQUIPMENT - 0.4%
55,000	Deck Chassis Acquisition, Inc. #	10.0000		6/15/2023	56,925

	BANKS - 1.4%
35,000	Goldman Sachs Group, Inc.	5.1500		5/22/2045	36,191
20,000	Goldman Sachs Group, Inc.	3.5000		12/29/2049	19,694
70,000	Goldman Sachs Group, Inc.	5.3750	*	12/29/1949	69,300
50,000	JPMorgan Chase & Co.	5.0000	*	12/29/2049	48,688
45,000	Morgan Stanley	5.5500	*	12/29/2049	45,113
					218,986

	BEVERAGES - 1.3%
203,000	Carolina Beverage Group LLC #	10.6250		8/1/2018	189,805

	BUILDING MATERIALS - 0.2%
25,000	Builders FirstSource, Inc. #	5.6250		9/1/2024	25,219

	COAL - 0.2%
25,000	CONSOL Energy, Inc.	5.8750		4/15/2022	24,125

	COMMERCIAL SERVICES - 1.0%
35,000	AMN Healthcare, Inc. #	5.1250		10/1/2024	34,738
115,000	ERAC USA Finance LLC #	3.3000		12/1/2026	110,762
					145,500

	COMPUTERS - 1.2%
85,000	Diamond 1 Finance Corp. #	5.4500		6/15/2023	88,779
45,000	Diamond 1 Finance Corp. #	6.0200		6/15/2026	47,425
60,000	Seagate HDD Cayman	5.7500		12/1/2034	50,799
					187,003

	DIVERSIFIED FINANCIAL SERVICES - 3.9%
250,000	4finance SA	11.7500		8/14/2019	257,625
35,000	Aircastle Ltd.	5.5000		2/15/2022	36,925
25,000	Ally Financial, Inc.	5.7500		11/20/2025	24,844
45,000	Charles Schwab Corp.	4.6250	*	3/1/2022	42,484
340,000	Creditcorp #	12.0000		7/15/2018	227,800
					589,678

	ELECTRIC - 0.2%
40,000	NRG Energy, Inc. #	6.6250		1/15/2027	37,200

	ELECTRONICS - 1.1%
165,000	Kemet Corp.	10.5000		5/1/2018	164,691

	ENGINEERING & CONSTRUCTION - 0.5%
25,000	Michael Baker International LLC #	8.2500		10/15/2018	25,063
56,000	NANA Development Corp. #	9.5000		3/15/2019	49,140
					74,203

	ENTERTAINMENT - 2.7%
105,000	Mohegan Tribal Gaming Authority #	7.8750		10/15/2024	105,525
103,000	NYX Gaming Group Ltd.	10.0000		12/31/2019	66,453
60,000	Pinnacle Entertainment, Inc. #	5.6250		5/1/2024	60,000
400,000	Tunica-Biloxi Gaming Authority # +	9.0000		11/15/2015	170,000
					401,978

	FOOD - 0.9%
75,000	Fresh Market, Inc. #	9.7500	5/1/2023	63,375
75,000	JBS USA LUX SA #	5.7500	6/15/2025	73,875
				137,250
	HEALTHCARE-SERVICES - 0.5%
95,000	Quorum Health Corp. #	11.6250	4/15/2023	75,050

	HOME BUILDERS - 1.0%
55,000	K Hovnanian Enterprises, Inc. #	8.0000	11/1/2019	39,050
110,000	Toll Brothers Finance Corp.	4.8750	11/15/2025	108,625
				147,675
	INSURANCE - 0.2%
25,000	CNO Financial Group, Inc.	5.2500	5/30/2025	25,094

	IRON/STEEL - 1.6%
45,000	AK Steel Corp.	7.5000	7/15/2023	49,050
165,000	Optima Specialty Steel, Inc. #	12.5000	12/15/2016	152,625
15,000	Steel Dynamics, Inc. #	5.0000	12/15/2026	15,113
20,000	United States Steel Corp. #	8.3750	7/1/2021	22,150
				238,938

	LEISURE TIME - 0.5%
90,000	Gibson Brands, Inc. #	8.8750	8/1/2018	75,600

	LODGING - 0.6%
90,000	Caesars Entertainment Operating Co., Inc.	8.0000	10/1/2020	94,500

	MEDIA - 0.9%
140,000	Spanish Broadcasting System, Inc. #	12.5000	4/15/2017	139,650

	METAL FABRICATE/HARDWARE - 0.3%
120,000	Constellation Enterprises LLC #	10.6250	2/1/2018	45,000

	MINING - 4.1%
45,000	Aleris International, Inc. #	9.5000	4/1/2021	48,375
90,000	Barminco Finance Pty Ltd.	9.0000	6/1/2018	90,900
75,000	Joseph T Ryerson & Son, Inc. #	11.0000	5/15/2022	81,938
250,000	Real Alloy Holdings, Inc. #	10.0000	1/15/2019	252,500
150,000	Thompson Creek Metals Co., Inc.	9.7500	12/1/2017	150,000
				623,713

	MISCELLANEOUS MANUFACTURING - 0.7%
115,000	Dispensing Dynamics International #	12.5000	1/1/2018	111,550

	OIL & GAS - 3.9%
50,000	Calumet Specialty Products Partners LP	7.7500	4/15/2023	40,250
81,000	Clayton Williams Energy, Inc.	7.7500	4/1/2019	81,810
161,000	EV Energy Partners LP	8.0000	4/15/2019	103,644
105,000	Murphy Oil Corp.	6.8750	8/15/2024	110,775
75,000	Newfield Exploration Co.	5.3750	1/1/2026	76,500
50,000	Petrobras Global Finance BV	8.3750	5/23/2021	53,750
30,000	Petroleos Mexicanos #	6.7500	9/21/2047	26,389
50,000	Sunoco LP	6.2500	4/15/2021	50,656
50,000	Sunoco LP	6.3750	4/1/2023	50,375
				594,149

	OIL & GAS SERVICES - 2.1%
300,000	ION Geophysical Corp.	8.1250	5/15/2018	235,500
398,000	Polarcus Ltd.	0.0000	12/30/2022	15,562
45,000	Schlumberger Holdings Corp. #	3.6250	12/21/2022	46,707
25,000	Schlumberger Holdings Corp. #	4.0000	12/21/2025	25,902
				323,671
	PHARMACEUTICALS - 0.3%
45,000	Mylan NV #	3.9500	6/15/2026	42,352

	PIPELINES - 1.7%
10,000	Enbridge, Inc.	4.2500	12/1/2026	10,107
25,000	EnLink Midstream Partners LP	4.8500	7/15/2026	24,635
50,000	Kinder Morgan Energy Partners LP	5.4000	9/1/2044	47,955
85,000	MPLX LP #	4.8750	6/1/2025	85,647
90,000	Targa Resources Partners LP #	5.1250	2/1/2025	89,044
				257,388

	PRIVATE EQUITY - 0.5%
75,000	KKR Group Finance Co. III LLC #	5.1250	6/1/2044	70,587

	RETAIL - 0.5%
80,000	HT Intermediate Holdings Corp. #	12.0000	5/15/2019	82,000

	SOFTWARE - 0.9%
130,000	Interface Security Systems Holdings, Inc.	9.2500	1/15/2028	129,513

	TELECOMMUNICATIONS - 7.0%
50,000	Avaya, Inc. #	7.0000	4/1/2019	43,813
400,000	Broadview Networks Holdings, Inc.	10.5000	11/15/2017	382,000
46,000	EarthLink Holdings Corp.	8.8750	5/15/2019	47,150
70,000	Frontier Communications Corp.	11.0000	9/15/2025	70,438
189,000	HC2 Holdings, Inc. #	11.0000	12/1/2019	185,693
75,000	Intelsat Luxembourg SA	6.7500	6/1/2018	54,750
233,176	Interactive Network, Inc.	14.0000	12/20/2018	192,516
15,000	Telesat Canada LLC #	8.8750	11/15/2024	15,356
60,000	Windstream Services LLC	7.7500	10/1/2021	60,000
				1,051,716

	TRANSPORTATION - 1.9%
191,000	Global Ship Lease, Inc. #	10.0000	4/1/2019	171,423
115,000	OPE KAG Finance Sub, Inc. #	7.8750	7/31/2023	110,975
				282,398

	TOTAL CORPORATE BONDS (Cost - $8,076,676)			7,315,746

	CONVERTIBLE BONDS - 4.3%
	APPAREL - 0.3%
55,000	Iconix Brand Group, Inc.	1.5000	3/15/2018	50,325

	COMMUNICATIONS - 1.8%
265,000	Alaska Communications Systems Group	6.2500	5/1/2018	263,013

	INTERNET - 1.3%
235,000	ModusLink Global Solutions, Inc.	6.5000	12/31/2016	199,309

	PAPER - 0.9%
160,000	Fortress Paper Ltd.	6.5000	12/31/2016	119,024
18,000	Fortress Paper Ltd.	7.0000	12/31/2019	11,526
				130,550

	TOTAL CONVERTIBLE BONDS (Cost - $620,679)			643,197

Shares
	EXCHANGED TRADED FUNDS - 11.3%
	DEBT FUND - 9.9%
144,454	American Beacon Sound Point Floating Rate Income			1,483,539

	EQUITY FUND - 1.5%
9,000	ProShares UltraShort Russell2000			227,520

	TOTAL EXCHANGED TRADED FUNDS (Cost - $1,780,758)			1,711,059

	SHORT-TERM INVESTMENTS - 13.4%
2,025,520	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $2,025,520)			2,025,520

Principal		Coupon Rate (%)	Maturity Date
	U.S GOVERNMENT - 0.3%
	U.S. TREASURY BILLS - 0.3%
$50,000	United States Treasury Bill	0.0000	3/2/2017	49,940
	TOTAL U.S. GOVERNMENT (Cost - $49,944)			49,940
	TOTAL INVESTMENTS - 101.9% (Cost - $16,107,533) (a)			$15,109,605

	OTHER ASSETS AND LIABILITIES - (1.9)%			(45,363)

	NET ASSETS - 100.0%			$15,064,242

*	Floating or variable rate security; rate show represents the rate on November 30, 2016.

#	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transaction exempt from registration to qualified institutional buyers. At November 30, 2016, these securities amounted to $5,017,473 or 33.31 of net assets.

+	Represents issuer in default on interest payments; non-income producing security.

LLC - Limited Liability Company.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $15,928,823 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$190,055
Unrealized depreciation:	(977,344)
Net unrealized depreciation:	$(787,289)

Long (Short)		Unrealized
Contracts		Gain / (Loss)
	OPEN LONG FUTURE CONTRACTS - (0.0)%
6	US 5-Year Note (CBT), Maturing March 2017	$(1,125)
4	US 10-Year Note (CBT), Maturing March 2017	(1,844)
	NET UNREALIZED LOSS FROM OPEN LONG CONTRACTS	$(2,969)

	OPEN SHORT FUTURE CONTRACTS - 0.3%
(5)	Euro-Bond Future, Maturing December 2016	$(3,786)
(2)	US Long Bond (CBT), Maturing March 2017	2,094
(19)	USD IRS 5-Year Prime, Maturing March 2017	50,469
	NET UNREALIZED GAIN FROM OPEN SHORT CONTRACTS	$48,777

	OPEN CREDIT DEFAULT SWAPS - (0.0)%
		Upfront
		Premiums
Notional		Paid		Expiration	Pay/Receive	Fixed	Unrealized
Amount	Reference Entity	(Received)	Counterparty	Date	Fixed Rate	Rate	Loss
500,000	CDX.NA.HY.27	(16,312)	JP Morgan	6/20/2021	Receive	5.00	(1,968)
750,000	CDX.NA.IG.27	(6,052)	JP Morgan	6/20/2021	Receive	1.00	(2,452)
							(4,420)

Saratoga Advantage Trust
NOTES TO CONSOLIDATED SCHEDULES OF INVESTMENTS
November 30, 2016 (Unaudited)

The following is a summary of significant accounting policies followed by each Fund in preparation of their Portfolio of Investments. The policies are in conformity with U.S. generally accepted accounting principles in the United States of America (“GAAP”). Each Fund follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date. NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). If there are no such reported sales, the securities are valued at the last quoted bid price. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees using methods which include current market quotations from a major market maker in the securities and trader-reviewed “matrix” prices. Short-term debt securities having a remaining maturity of sixty days or less may be valued at amortized cost or amortized value, which approximates market value. U.S. Government Money Market values all of its securities on the basis of amortized cost, which approximates market value. Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the last bid and ask price. Options not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean of the current bid and asked prices. Futures are valued based on their daily settlement value. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty issuing the swap. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees. There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of a security. The International Equity Portfolio uses fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange. Foreign currency and Forward currency exchange contracts are valued daily at the London close each day. The ability of issuers of debt securities held by the portfolios to meet their obligations may be affected by economic or political developments in a specific state, industry or region. Investments in foreign countries may involve certain considerations and risks not typically associated with domestic investments, including, but not limited to, the possibility of future political and economic developments and the level of government supervision and regulation of foreign securities markets. The Portfolios follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies

The Portfolios utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2016, for the Portfolio’s assets and liabilities measured at fair value:

Large Capitalization Value

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$19,642,397	$—	$—	$19,642,397
Short-Term Investments	209,545	—	—	209,545
Collateral for Securities Loaned	—	832,987	—	832,987
Total	$19,851,942	$832,987	$—	$20,684,929

Large Capitalization Growth

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$39,012,728	$—	$—	$39,012,728
Short-Term Investments	132,321	—	—	132,321
Collateral for Securities Loaned	—	2,246,888	—	2,246,888
Total	$39,145,049	$2,246,888	$—	$41,391,937

Mid Capitalization

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$14,532,255	$—	$—	$14,532,255
Short-Term Investments	216,355	—	—	216,355
Collateral for Securities Loaned	—	1,617,241	—	1,617,241
Total	$14,748,610	$1,617,241	$—	$16,365,851

Small Capitalization

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$7,900,089	$—	$—	$7,900,089
Short-Term Investments	64,677	—	—	64,677
Collateral for Securities Loaned	—	1,099,751	—	1,099,751
Total	$7,964,766	$1,099,751	$—	$9,064,517

International Equity

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks
Auto Manufactures	$—	$103,888	$—	$103,888
Auto Parts & Equipment	—	134,193	—	134,193
Banks	—	621,428	—	621,428
Beverages	—	53,314	—	53,314
Building Materials	—	102,882	—	102,882
Chemicals	—	133,266	—	133,266
Commercial Services	—	37,646	—	37,646
Diversified Financial Services	—	246,008	—	246,008
Electrical Components & Equipment	—	135,415	—	135,415
Electronics	—	252,628	—	252,628
Engineering & Construction	—	191,942	—	191,942
Food	61,079	210,156	—	271,235
Forest Products & Paper	42,632	—	—	42,632
Holding Companies-Diversified	—	78,204	—	78,204
Insurance	—	100,297	—	100,297
Leisure Time	—	63,653	—	63,653
Lodging	—	143,417	—	143,417
Metal Fabricated/Hardware	—	113,191	—	113,191
Mining	65,385	102,552	—	167,937
Multi-National	50,694	—	—	50,694
Oil & Gas	147,095	349,360	—	496,455
Oil & Gas Services	68,045	—	—	68,045
Pharmaceuticals	79,924	338,862	—	418,786
Retail	—	172,008	—	172,008
Semiconductors	56,114	—	—	56,114
Software	—	73,230	—	73,230
Telecommunications	100,867	277,516	—	378,383
Transportation	—	54,034	—	54,034
Water	—	61,628	—	61,628
Short-Term Investments	84,137	—	—	84,137
Total	$755,972	$4,150,718	$—	$4,906,690

Health & Biotechnology

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$20,353,524	$—	$—	$20,353,524
Short-Term Investments	217,004	—	—	217,004
Collateral for Securities Loaned	—	908,257	—	908,257
Total	$20,570,528	$908,257	$—	$21,478,785

Technology & Communications

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$41,955,074	$—	$—	$41,955,074
Short-Term Investments	1,376,942	—	—	1,376,942
Collateral for Securities Loaned	—	494,172	—	494,172
Total	$43,332,016	$494,172	$—	$43,826,188

Energy & Basic Materials

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$2,557,216	$—	$—	$2,557,216
Short-Term Investments	29,664	—	—	29,664
Total	$2,586,880	$—	$—	$2,586,880

Financial Services

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$1,894,553	$—	$—	$1,894,553
Short-Term Investments	152,784	—	—	152,784
Total	$2,047,337	$—	$—	$2,047,337

Investment Quality Bond

Assets *	Level 1	Level 2	Level 3	Total
U.S. Government and Agencies	$—	$3,639,242	$—	$3,639,242
Corporate Bonds & Notes	—	3,584,688	—	3,584,688
Short-Term Investments	13,476	—	—	13,476
Collateral for Securities Loaned	—	423,750	—	423,750
Total	$13,476	$7,647,680	$—	$7,661,156

Municipal Bond

Assets *	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$819,345	$—	$819,345
Short-Term Investments	61,954	—	—	61,954
Total	$61,954	$819,345	$—	$881,299

U.S. Government Money Market

Assets *	Level 1	Level 2	Level 3	Total
Repurchase Agreement	$—	$12,367,000	$—	$12,367,000
Total	$—	$12,367,000	$—	$12,367,000

James Alpha Macro
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 10,428,478	$ -	$ -	$ 10,428,478
Forwad Contracts	-	7,485	-	7,485
Total	$ 10,428,478	$ 7,485	$ -	$ 10,435,963

James Alpha Global Real Estate Investments

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$420,602,940	$—	$—	$420,602,940
Short-Term Investments	1,742,771	—	—	1,742,771
Total	$422,345,711	$—	$—	$422,345,711

James Alpha Multi Strategy Alternative Income

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$13,349,345	$—	$—	$13,349,345
Exchange Traded Funds	2,484,058	—	—	2,484,058
Put Options Purchased	2,190	—	—	2,190
Call Options Purchased	600	—	—	600
Short-Term Investments	664,753	—	—	664,753
Total	$16,500,946	$—	$—	$16,500,946
Liabilities *
Common Stocks	$(2,220,459)	$—	$—	$(2,220,459)
Exchange Traded Funds	(997,239)	—	—	(997,239)
Total	$(3,217,698)	$—	$—	$(3,217,698)

James Alpha Managed Risk Domestic Equity
Assets *	Level 1	Level 2	Level 3	Total
Exchanged Traded Funds	$ 5,707,842	$ -	$ -	$ 5,707,842
Put Options Purchased	97,000	-	-	97,000
Short-Term Investments	133,569	-	-	133,569
Total Return Swap	-	54,789	-	54,789
Total	$ 5,938,411	$ 54,789	$ -	$ 5,993,200
Liabilities
Put Options Written	$ (34,475)	$ -	$ -	$ (34,475)
Call Options Written	(51,631)	-	-	(51,631)
Total	$ (86,106)	$ -	$ -	$ (86,106)

James Alpha Managed Risk Emerging Markets Equity
Assets *	Level 1	Level 2	Level 3	Total
Exchanged Traded Funds	$ 7,206,500	$ -	$ -	$ 7,206,500
Put Options Purchased	295,950	-	-	295,950
Short-Term Investments	56,199	-	-	56,199
Total	$ 7,558,649	$ -	$ -	$ 7,558,649
Liabilities
Put Options Written	$ (89,400)	$ -	$ -	$ (89,400)
Call Options Written	(16,700)	-	-	(16,700)
Total Return Swap	-	(94,385)	-	(94,385)
Total	$ (106,100)	$ (94,385)	$ -	$ (200,485)

James Alpha Hedged High Income Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$ -	$ 2,278,351	$ -	$ 2,278,351
Term Loans	-	1,085,792	-	1,085,792
Corporate Bonds	-	7,315,746	-	7,315,746
Convertible Bonds	-	643,197	-	643,197
Exchange Traded Funds	1,711,059	-	-	1,711,059
Short Term Investments	2,025,520	-	-	2,025,520
US Government	-	49,940	-	49,940
Total	$ 3,736,579	$ 11,373,026	$ -	$ 15,109,605
Derivatives
Long Futures Contracts	$ (2,969)	$ -	$ -	$ (2,969)
Shor Futures Contracts	48,777	-	-	48,777
Credit Default Swaps	-	(4,420)	-	(4,420)
Forwad Contracts	-	9,648		9,648
Total	$ 45,808	$ 5,228	$ -	$ 51,036

*	Refer to the Consolidated Portfolio of Investments for industry classification.

The Portfolios did not hold any Level 3 securities at the end of the period.

There were no transfers between Level 1 and Level 2 at the end of the period.

Consolidation of Subsidiary - James Alpha Cayman Commodity Fund I Ltd. (JACC-SPC)

The Consolidated Schedule of Investments of the James Alpha Macro Portfolio includes the accounts of JACC-SPC, a wholly owned and controlled subsidiary. JACC-SPC is a closed-end fund incorporated as an exempted company under the companies law of the Cayman Islands on February 2, 2011, and is a disregarded entity for tax purposes. All inter-company accounts and transactions have been eliminated in consolidation.

The James Alpha Macro Portfolio may invest up to 25% of its total assets in the segregated portfolio company (“SPC”) which acts as an investment vehicle in order to effect certain investments consistent with the Portfolio’s investment objectives and policies.

A summary of the James Alpha Macro Portfolio’s investments in the SPC is as follows:

			% of Fund Total
	Inception Date of	SPC Net Assets at	Assets at
	SPC	November 30, 2016	November 30, 2016
James Alpha Cayman Commodity Fund I Ltd.	August 5, 2011	$477,986	2.50%

Certain Portfolios may enter into options contracts. An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Portfolio if the option is exercised.

Premiums paid when put or call options are purchased by the Portfolio, represent investments, which are marked-to-market daily. When a purchase option expires, the Portfolio will realize a loss in the amount of the premium paid. When the Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security, which the Portfolio purchases upon exercise, will be increased by the premium originally paid.

Certain Portfolios may write covered call options. This means that the Portfolio will own the security subject to the option or an option to purchase the same underlying security, having an exercise price equal to or less than the exercise price of the covered option, or will establish and maintain with its custodian for the term of the option, an account consisting of cash, U.S. government securities or other liquid securities having a value equal to the fluctuating market value of the securities on which the Portfolio holds a covered call position.

When a Portfolio writes a call option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Portfolio realizes a gain equal to the amount of the premium received. When the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised the proceeds of the security sold will be increased by the premium originally received.

The liability representing a Portfolio’s obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the last available bid price.

The Portfolios may enter into options for hedging purposes. The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that the Portfolio gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price.

Certain Portfolios may enter into futures contracts. The Portfolios are subject to equity price risk in the normal course of pursuing their investment objective. To manage equity price risk, the Portfolios may enter into futures contracts. Upon entering into a futures contract with a broker, the Portfolios are required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Periodically, the Portfolios receive from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Portfolios recognize a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at period end are listed after the Portfolios’ portfolio of investments.

Certain Portfolios may enter into foreign currency exchange contracts. Because various Portfolios may invest in securities denominated in foreign currencies, they may seek to hedge foreign currency risks by engaging in foreign currency exchange transactions. These may include buying or selling foreign currencies on a spot basis, entering into foreign currency forward contracts, and buying and selling foreign currency options, foreign currency futures, and options on foreign currency futures. Currency exchange rates may fluctuate significantly over short periods and can be subject to unpredictable change based on such factors as political developments and currency controls by foreign governments.

Swap Agreements – Certain portfolios are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Portfolios may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), commodity or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Portfolios amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Portfolios segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

The following is a summary of the unrealized appreciation/(depreciation) of derivative instruments utilized by the James Alpha Macro Portfolio, James Alpha Multi Strategy Alternative Income Portfolio, the James Alpha Managed Risk Domestic Equity Portfolio and the James Alpha Managed Risk Emerging Markets Equity Portfolio as of November 30, 2016, categorized by risk exposure:

Fund	Derivatives	Risk Type	Unrealized
James Alpha Macro	Forward Contracts	Foreign Exchange	7,485
James Alpha Multi Strategy Alternative Income	Purchased Options	Equity	793
James Alpha Managed Risk Domestic Equity	Purchased Options	Equity	(49,496)
	Written Options	Equity	25,333
	Swap Contracts	Equity	54,789
James Alpha Managed Risk Emerging Markets Equity	Purchased Options	Equity	(35,501)
	Written Options	Equity	87,654
	Swap Contracts	Equity	(94,385)
James Alpha Hedged High Income	Swap Contracts	Interest Rate	(4,420)
	Forward Contracts	Foreign Exchange	9,648

The amounts of derivative instruments disclosed, on the (Consolidated) Portfolio of Investments at November 30, 2016, is a reflection of the volume of derivative activity for each Fund.

A summary of option contracts written for the period ended November 30, 2016, were as follows:

	James Alpha Managed Risk Domestic Equity
	Put Options		Call Options
	Number of Options	Option Premiums	Number of Options	Option Premiums
Options outstanding, beginning of the year	550	$50,805	25	$1,744
Options written	2,005	263,232	1,830	434,622
Options closed	(1,790)	(234,381)	(1,100)	(311,735)
Options exercised	—	—	(275)	(55,992)
Options expired	(280)	(20,543)	(230)	(16,313)
Options outstanding, end of the period	485	$59,113	250	$52,326

	James Alpha Managed Emerging Markets Equity
	Put Options		Call Options
	Number of Options	Option Premiums	Number of Options	Option Premiums
Options outstanding, beginning of the year	3,400	$88,124	550	$13,194
Options written	10,620	383,350	5,601	321,941
Options closed	(5,890)	(219,914)	(1,124)	(198,387)
Options exercised	(1,100)	(39,667)	—	—
Options expired	(3,180)	(54,853)	(3,727)	(100,034)
Options outstanding, end of the period	3,850	$157,040	1,300	$36,714

At November 30, 2016, the following Portfolios had open forward currency contracts.

James Alpha Macro

	Foreign Currency						Unrealized
Settlement	Units to			In Exchange		US Dollar	Appreciation/
Date	Receive/Deliver		Counterparty	For		Value	(Depreciation)
To Buy:
12/19/2016	14,604	CAD	BNY Mellon	$14,604	USD	$14,569	$(35)
12/19/2016	61,514	CHF	BNY Mellon	61,514	USD	60,599	(915)
12/19/2016	61,607	MXN	BNY Mellon	61,607	USD	61,021	(586)
To Sell:
12/19/2016	54,011	AUD	BNY Mellon	$40,822	USD	$39,886	936
12/19/2016	6,360	CAD	BNY Mellon	4,726	USD	4,731	(5)
12/19/2016	18,928	CHF	BNY Mellon	18,928	USD	18,611	317
12/19/2016	69,360	EUR	BNY Mellon	74,448	USD	73,663	785
12/19/2016	16,976	GBP	BNY Mellon	21,147	USD	21,224	(77)
12/19/2016	2,119,881	JPY	BNY Mellon	19,431	USD	18,629	802
12/19/2016	52,255	AUD	BNY Mellon	39,024	USD	38,589	435
12/19/2016	714,929	EUR	BNY Mellon	764,259	USD	759,277	4,982
12/19/2016	33,130	GBP	BNY Mellon	41,247	USD	41,421	(174)
12/19/2016	1,308,648	JPY	BNY Mellon	11,983	USD	11,500	483
12/19/2016	1,548,063	MXN	BNY Mellon	75,974	USD	75,437	537
Total Unrealized:							$7,485

James Alpha Hedged High Income

	Foreign Currency						Unrealized
Settlement	Units to			In Exchange		US Dollar	Appreciation/
Date	Receive/Deliver		Counterparty	For		Value	(Depreciation)
To Sell:
12/14/2016	165,000	AUD	BNY Mellon	$122,358	USD	$122,734	$(376)
12/14/2016	410,000	JPY	BNY Mellon	445,670	USD	435,300	10,370
12/20/2016	95,000	MXN	BNY Mellon	70,323	USD	70,669	(346)
Total Unrealized:							$9,648

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Saratoga Advantage Trust

By

/s/ Bruce E. Ventimiglia

Bruce E. Ventimiglia, President and Chief Executive Officer

Date 01/30/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Bruce E. Ventimiglia

Bruce E. Ventimiglia, President and Chief Executive Officer

Date 01/30/2017

By

/s/ Jonathan W. Ventimiglia

Jonathan W. Ventimiglia, Treasurer and Chief Financial Officer

Date 01/30/2017